                                                     Registration No. 2-89905-01


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                        /   /

                         Pre-Effective Amendment No.               /   /
                                                    --

                      Post-Effective Amendment No. 21             / X /
                                                   --
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                /   /

                             Amendment No.                     /   /
                                          ---

                        (Check appropriate box or boxes.)

                        NML VARIABLE ANNUITY ACCOUNT C
-------------------------------------------------------------------------------
                       (Exact Name of Registrant)

               THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

       720 East Wisconsin Avenue, Milwaukee, Wisconsin                 53202
---------------------------------------------------------------   -------------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  ---------------

              ROBERT J. BERDAN, Vice President and General Counsel
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)
-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate space)

             immediately upon filing pursuant to paragraph (b) of Rule 485
      -----
        X    on April 30, 2001 pursuant to paragraph (b) of Rule 485
      -----
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----
             on (DATE) pursuant to paragraph (a)(1) of Rule 485
      -----
             this post-effective amendment designates a new effective date for
      -----  a previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT C


                              CROSS-REFERENCE SHEET


N-4, Part A                                                     Heading in
Item                                                            Prospectus
----                                                            ----------

      1  .....................................................  Cover Page
      2  .....................................................  Index of Special Terms
      3  .....................................................  Right to Examine  Deferred  Contract,  Penalty Tax on
                                                                Premature Payments, Expense Table
      4 ......................................................  Accumulation Unit Values, Financial Statements
      5 ......................................................  The  Company,  NML  Variable  Annuity  Account C, The
                                                                Funds
      6 ......................................................  Deductions, Distribution of the Contracts
      7 ......................................................  The Contracts,  Owners of the Contracts,  Application
                                                                of Purchase  Payments,  Transfers  Between  Divisions
                                                                and Payment Plans, Substitution and Change
      8 ......................................................  Variable   Payment  Plans,   Fixed  Annuity   Payment
                                                                Plans,   Description  of  Payment  Plans,  Amount  of
                                                                Annuity   Payments,   Annuity  Unit  Value,   Assumed
                                                                Investment  Rate,  Transfers  Between  Divisions  and
                                                                Payment Plans
      9 ......................................................  Not Applicable
     10 ......................................................  Amount  and   Frequency,   Application   of  Purchase
                                                                Payments,  Net  Investment  Factor,  Distribution  of
                                                                the Contracts
     11 ......................................................  Surrender or Withdrawal Value,  Retirement  Benefits,
                                                                Deferment  of  Benefit  Payments,  Right  to  Examine
                                                                Deferred Contract
     12 ......................................................  Federal Income Taxes
     13 ......................................................  Not Applicable
     14                                                         Table  of  Contents  for   Statement  of   Additional
                                                                Information

----------------------------------------------------------------------------------------------------------------------



N-4, Part B                                                      Heading in Statement
Item                                                             of Additional Information
----                                                             -------------------------

     15 ......................................................   Cover Page
     16 ......................................................   Table of Contents
     17 ......................................................   General Information
     18 ......................................................   Experts
     19 ......................................................   Not Applicable
     20 ......................................................   Distribution of the Contracts
     21 ......................................................   Not Applicable
     22 ......................................................   Determination of Annuity Payments
     23 ......................................................   Financial Statements


APRIL 30, 2001



         NML VARIABLE ANNUITY ACCOUNT C



         Group Combination Annuity Contracts for

         Retirement Plans of Self-Employed Persons

         and Their Employees



















                                                                       (PHOTO)













         NORTHWESTERN MUTUAL                   The Northwestern Mutual Life
         SERIES FUND, INC. AND                 Insurance Company
         RUSSELL INSURANCE FUNDS               720 East Wisconsin Avenue
                                               Milwaukee, Wisconsin 53202
                                               (414) 271-1444








                                               [NORTHWESTERN MUTUAL LOGO](TM)







                             P R O S P E C T U S E S

P R O S P E C T U S



GROUP COMBINATION ANNUITY CONTRACTS
NML VARIABLE ANNUITY ACCOUNT C


This prospectus describes group combination annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") for use in connection with plans and trusts meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Such plans, which are popularly called "HR-10 Plans", afford certain federal income tax benefits to self-employed individuals and to employees and their beneficiaries.

The Contracts provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries ("Annuitants"). You may accumulate funds on a variable or fixed or combination basis. We will pay retirement benefits in a lump sum or under a variable or fixed annuity payment plan. Annuity benefits are described in individual certificates issued to Annuitants.

We fund variable accumulations and retirement benefits through NML Variable Annuity Account C (the "Account"), our separate account. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions. The Account has sixteen Divisions. You may direct how net considerations are allocated among the Divisions.

We use NML Variable Annuity Account C (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eleven portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond, Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 16 Divisions that correspond to the 11 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See "Expense Table", p. 3, and "Deductions", p. 15.)

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 16 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Date of this prospectus and the Statement of Additional Information is April 30, 2001.

CONTENTS FOR THIS PROSPECTUS

                                                                                                   PAGE
                                                                                                   ----


PROSPECTUS...........................................................................................1

   Group Combination Annuity Contracts
      NML Variable Annuity Account C.................................................................1

INDEX OF SPECIAL TERMS...............................................................................3
   Penalty Tax on Premature Payments.................................................................3
EXPENSE TABLE........................................................................................3
ACCUMULATION UNIT VALUES.............................................................................6

THE COMPANY.........................................................................................10
NML VARIABLE ANNUITY
   ACCOUNT C........................................................................................10
THE FUNDS...........................................................................................10
THE CONTRACTS.......................................................................................11
    Unallocated Group Annuity Contracts.............................................................11
    Purchase Payments Under the Contracts...........................................................11
      Amount and Frequency..........................................................................11
      Application of Purchase Payments..............................................................11
    Net Investment Factor...........................................................................11
    Benefits Provided Under the Contracts...........................................................12
        Surrender or Withdrawal Value...............................................................12
        Retirement Benefits.........................................................................12
    Variable Payment Plans..........................................................................12
        Description of Payment Plans................................................................12
        Amount of Annuity Payments..................................................................13
        Assumed Investment Rate.....................................................................13
      Additional Information........................................................................13
        Transfers Between Divisions and
          Payment Plans.............................................................................13
        Owners of the Contracts.....................................................................13
        Deferment of Benefit Payments...............................................................13
        Dividends...................................................................................13
        Substitution and Change.....................................................................14
        Amendments and Termination..................................................................14
        Financial Statements........................................................................14
FEDERAL INCOME TAXES................................................................................14
    Contribution Limits.............................................................................14
    Taxation of Contract Benefits...................................................................14
    Minimum Distribution Requirement................................................................15
    Taxation of Northwestern Mutual.................................................................15
DEDUCTIONS..........................................................................................15
DISTRIBUTION OF THE
  CONTRACTS.........................................................................................16
CONTRACTS ISSUED PRIOR TO
  JANUARY 1, 1992...................................................................................16




       THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION
           APPEARS ON THE PAGE FOLLOWING PAGE 16 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.



TERM                                            PAGE       TERM                                          PAGE
----                                            ----       ----                                          ----

ACCUMULATION UNIT................................11        ANNUITANT......................................11
ANNUITY (or ANNUITY PAYMENTS)....................13        OWNER..........................................13
NET INVESTMENT FACTOR............................11        PAYMENT PLANS..................................12
SURRENDER OR WITHDRAWAL VALUE....................12


PENALTY TAX ON PREMATURE PAYMENTS Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 14.)

--------------------------------------------------------------------------------
EXPENSE TABLE


FRONT-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS


Maximum Sales Load (as a percentage
of purchase payments).........................4.5%
Installation Fee.............................None


ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Mortality and Expense Risk Fees..............0.65%
Other Expenses...............................None
                                             ----
Total Separate Account Annual Expenses.......0.65%


SIMPLIFIED-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS


Maximum Sales Load (as a percentage
of purchase payments)........................None
Installation Fee.............................$750

ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Mortality and Expense Risk Fees..............1.25%
Other Expenses...............................None
                                             ----
Total Separate Account Annual Expenses.......1.25%





ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)                                                             TOTAL ANNUAL
-------------------------------                           MANAGEMENT                          EXPENSES
                                                          FEES (AFTER         OTHER       (AFTER EXPENSE
                                                         FEE WAIVER)        EXPENSES       REIMBURSEMENT)
                                                         -------------      ---------     ---------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                                    0.62%            0.05%            0.67%
   Aggressive Growth Stock                                   0.51%            0.01%            0.52%
   International Equity                                      0.66%            0.07%            0.73%
   Index 400 Stock                                           0.25%            0.07%            0.32%
   Growth Stock                                              0.42%            0.01%            0.43%
   Growth and Income Stock                                   0.57%            0.00%            0.57%
   Index 500 Stock                                           0.20%            0.00%            0.20%
   Balanced                                                  0.30%            0.00%            0.30%
   High Yield Bond                                           0.50%            0.02%            0.52%
   Select Bond                                               0.30%            0.00%            0.30%
   Money Market                                              0.30%            0.00%            0.30%
Russell Insurance Funds*
   Multi-Style Equity                                        0.77%            0.15%            0.92%
   Aggressive Equity                                         0.92%            0.33%            1.25%
   Non-U.S.                                                  0.87%            0.43%            1.30%
   Real Estate Securities                                    0.84%            0.24%            1.08%
   Core Bond                                                 0.57%            0.23%            0.80%

-------------------
* For the Russell Insurance Funds (the "Fund"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.34% for the Aggressive Equity Fund; 0.95% and 1.50% for the Non-U.S. Fund; 0.85% and 1.15% for the Real Estate Securities Fund; 0.60% and 0.86% for the Core Bond Fund.

EXAMPLE

FRONT-LOAD CONTRACT - The plan would pay the following expenses on each $1,000 investment, assuming 5% annual return:

                                              1 YEAR               3 YEARS               5 YEARS              10 YEARS
                                              ------               ------                -------              --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                        $58                  $ 85                 $114                   $197
   Aggressive Growth  Stock                      $56                  $ 80                 $106                   $181
   International Equity                          $58                  $ 87                 $117                   $203
   Index 400 Stock                               $54                  $ 75                 $ 96                   $159
   Growth Stock                                  $56                  $ 78                 $102                   $171
   Growth and Income Stock                       $57                  $ 82                 $109                   $186
   Index 500 Stock                               $53                  $ 71                 $ 90                   $145
   Balanced                                      $54                  $ 74                 $ 95                   $156
   High Yield Bond                               $56                  $ 80                 $106                   $181
   Select Bond                                   $54                  $ 74                 $ 95                   $156
   Money Market                                  $54                  $ 74                 $ 95                   $156
Russell Insurance Funds
   Multi-Style Equity                            $60                  $ 92                 $127                   $223
   Aggressive Equity                             $63                  $102                 $143                   $257
   Non-U.S.                                      $64                  $103                 $145                   $262
   Real Estate Securities                        $62                  $ 97                 $135                   $240
   Core Bond                                     $59                  $ 89                 $121                   $211


SIMPLIFIED LOAD CONTRACT - The plan would pay the following expenses on each $1,000 investment, assuming 5% annual return:


                                              1 YEAR               3 YEARS               5 YEARS              10 YEARS
                                              ------               -------               -------              --------

Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                        $21                   $62                  $105                  $226
   Aggressive Growth  Stock                      $20                   $57                  $ 97                  $210
   International Equity                          $22                   $64                  $108                  $232
   Index 400 Stock                               $18                   $51                  $ 87                  $188
   Growth Stock                                  $19                   $54                  $ 93                  $200
   Growth and Income Stock                       $20                   $59                  $100                  $215
   Index 500 Stock                               $16                   $47                  $ 81                  $175
   Balanced                                      $17                   $50                  $ 86                  $186
   High Yield Bond                               $20                   $57                  $ 97                  $210
   Select Bond                                   $17                   $50                  $ 86                  $186
   Money Market                                  $17                   $50                  $ 86                  $186
Russell Insurance Funds
   Multi-Style Equity                            $24                   $69                  $118                  $252
   Aggressive Equity                             $27                   $79                  $134                  $285
   Non-U.S.                                      $27                   $81                  $137                  $290
   Real Estate Securities                        $25                   $74                  $126                  $268
   Core Bond                                     $22                   $66                  $112                  $239


NOTE: THE PURCHASE PAYMENTS FOR EITHER A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT MUST REACH A TOTAL MINIMUM AMOUNT OF $25,000 DURING THE FIRST CONTRACT YEAR. THE INSTALLATION FEE OF $750 IS DIVIDED BETWEEN THE FUNDS FOR THE SIMPLIFIED-LOAD FEE TABLE. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 25 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT OF THIS MINIMUM SIZE.

The purpose of the table above is to assist you in understanding the expenses paid by the Account and the Portfolios and Funds borne by investors in the Contracts. The sales load for a front-load Contract depends on the amount of cumulative purchase payments. For both Contracts an annual administration fee of $150 applies if the Contract value is less than $25,000 on the Contract anniversary. The table does not include any expenses for premium taxes. We currently make no charges for premium taxes. See "Deductions", p. 15 for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2000 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Funds' adviser has voluntarily agreed to make for 2001. These may be changed at any time without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure at the bottom of page 3.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 31, 1991

NORTHWESTERN MUTUAL SERIES, FUND, INC.
--------------------------------------



                                                       FOR THE YEARS ENDED DECEMBER 31
                             ----------------------------------------------------------------------------------
                                 2000             1999             1998              1997              1996
                                 ----             ----             ----              ----              ----
SMALL CAP GROWTH STOCK
DIVISION
 Front Load Version
  Beginning of Period*         $    1.853      $     1.000               --                --                --
  End of Period                $    1.965      $     1.853               --                --                --
 Simplified Load Version
  Beginning of Period*         $    1.846      $     1.000               --                --                --
  End of Period                $    1.945      $     1.846               --                --                --
 Number of Units
  Outstanding, End of
  Period
  Front Load                      326,150           73,643               --                --                --
  Simplified Load               1,197,387          360,069               --                --                --



AGGRESSIVE GROWTH STOCK
DIVISION
 Front Load Version
  Beginning of Period          $    3.588      $     2.512      $     2.350       $     2.078       $     1.777
  End of Period                $    3.785      $     3.588      $     2.512       $     2.350       $     2.078
 Simplified Load Version
  Beginning of Period          $    5.428      $     3.822      $     3.598       $     3.200       $     2.753
  End of Period                $    5.692      $     5.428      $     3.822       $     3.598       $     3.200
 Number of Units
  Outstanding, End of
  Period
  Front Load                    2,114,652        2,776,961        2,921,309         3,169,006         3,197,341
  Simplified Load               6,384,710        6,707,103        8,671,088         8,989,193         7,872,553

INTERNATIONAL EQUITY
DIVISION
 Front Load Version
  Beginning of Period**        $    2.391      $     1.958      $     1.881       $     1.686       $     1.402
  End of Period                $    2.357      $     2.391      $     1.958       $     1.881       $     1.686
 Simplified Load Version
  Beginning of Period**        $    2.298      $     1.893      $     1.829       $     1.649       $     1.380
  End of Period                $    2.251      $     2.298      $     1.893       $     1.829       $     1.649
 Number of Units
  Outstanding, End of
  Period
  Front Load                    1,653,777        2,301,771        2,807,888         3,021,349         2,709,249
  Simplified Load               4,672,038        5,480,221        6,652,248         7,247,144         5,703,032


INDEX 400 STOCK DIVISION
 Front Load Version
  Beginning of Period*         $    1.123      $     1.000               --                --                --
  End of Period                $    1.308      $     1.123               --                --                --
 Simplified Load Version
  Beginning of Period*         $    1.119      $     1.000               --                --                --
  End of Period                $    1.295      $     1.119               --                --                --
 Number of Units
  Outstanding, End of
  Period
  Front Load                      295,347           13,563               --                --                --
  Simplified Load                 775,791          398,635               --                --                --


GROWTH STOCK DIVISION
 Front Load Version
  Beginning of Period+         $    3.117      $     2.561      $     2.035       $     1.577       $     1.313
  End of Period                $    3.020      $     3.117      $     2.561       $     2.035       $     1.577
 Simplified Load Version
  Beginning of Period+         $    3.013      $     2.491      $     1.991       $     1.552       $     1.300
  End of Period                $    2.902      $     3.013      $     2.491       $     1.991       $     1.552
 Number of Units
  Outstanding, End of
  Period
  Front Load                      814,788          995,796          845,190           710,110           587,482

  Simplified Load               3,220,718        3,646,722        3,373,983         2,159,985         1,742,522


GROWTH AND INCOME STOCK
DIVISION
 Front Load Version
  Beginning of Period+         $    2.615      $     2.449      $     2.002       $     1.550       $     1.300
  End of Period                $    2.417      $     2.615      $     2.449       $     2.002       $     1.550
 Simplified Load Version
  Beginning of Period+         $    2.528      $     2.382      $     1.959       $     1.525       $     1.287
  End of Period                $    2.323      $     2.528      $     2.382       $     1.959       $     1.525
 Number of Units
  Outstanding, End of
  Period
  Front Load                    1,319,721        1,704,699        2,452,149         1,970,478         1,357,354
  Simplified Load               4,329,641        5,912,799        5,876,089         4,547,004         2,769,823


                                                    FOR THE YEARS ENDED DECEMBER 31
                                   -------------------------------------------------------------

                                      1995              1994              1993            1992
                                      ----              ----              ----            ----
SMALL CAP GROWTH STOCK
DIVISION
 Front Load Version
  Beginning of Period*                     --                --                --             --
  End of Period                            --                --                --             --
 Simplified Load Version
  Beginning of Period*                     --                --                --             --
  End of Period                            --                --                --             --
 Number of Units
  Outstanding, End of
  Period
  Front Load                               --                --                --             --
  Simplified Load                          --                --                --             --



AGGRESSIVE GROWTH STOCK
DIVISION
 Front Load Version
  Beginning of Period              $    1.284        $    1.226        $    1.036       $  0.984
  End of Period                    $    1.777        $    1.284        $    1.226       $  1.036
 Simplified Load Version
  Beginning of Period              $    2.001        $    1.922        $    1.634       $  1.562
  End of Period                    $    2.753        $    2.001        $    1.922       $  1.634
 Number of Units
  Outstanding, End of
  Period
  Front Load                        2,242,402         1,206,187         1,370,746        821,911
  Simplified Load                   5,316,689         3,503,170         1,538,447        411,718

INTERNATIONAL EQUITY
DIVISION
 Front Load Version
  Beginning of Period**            $    1.232        $    1.241        $    1.000             --
  End of Period                    $    1.402        $    1.232        $    1.241             --
 Simplified Load Version
  Beginning of Period**            $    1.220        $    1.236        $    1.000             --
  End of Period                    $    1.380        $    1.220        $    1.236             --
 Number of Units
  Outstanding, End of
  Period
  Front Load                        2,009,228         1,453,091           743,216             --
  Simplified Load                   3,972,573         2,764,466           591,810             --


INDEX 400 STOCK DIVISION
 Front Load Version
  Beginning of Period*                     --                --                --             --
  End of Period                            --                --                --             --
 Simplified Load Version
  Beginning of Period*                     --                --                --             --
  End of Period                            --                --                --             --
 Number of Units
  Outstanding, End of
  Period
  Front Load                               --                --                --             --
  Simplified Load                          --                --                --             --


GROWTH STOCK DIVISION
 Front Load Version
  Beginning of Period+             $    1.010        $    1.000                --             --
  End of Period                    $    1.313        $    1.010                --             --
 Simplified Load Version
  Beginning of Period+             $    1.006        $    1.000                --             --
  End of Period                    $    1.300        $    1.006                --             --
 Number of Units
  Outstanding, End of
  Period
  Front Load                          361,207           149,268                --             --

  Simplified Load                     586,644           177,918                --             --


GROWTH AND INCOME STOCK
DIVISION
 Front Load Version
  Beginning of Period+             $    0.998        $    1.000                --             --
  End of Period                    $    1.300        $    0.998                --             --
 Simplified Load Version
  Beginning of Period+             $    0.994        $    1.000                --             --
  End of Period                    $    1.287        $    0.994                --             --
 Number of Units
  Outstanding, End of
  Period
  Front Load                          861,211           418,974                --             --
  Simplified Load                   1,733,022           745,425                --             --


* The initial investments in Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
** The initial investment in the International Equity Division was made on April
   30, 1993.
+ The initial investments in the Growth Stock Division and Growth and Income Stock Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 31, 1991 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------



                                                        FOR THE YEARS ENDED DECEMBER 31
                                ----------------------------------------------------------------------------------
                                   2000              1999              1998             1997               1996
                                   ----              ----              ----              ----              ----

INDEX 500 STOCK DIVISION
 Front Load Version
  Beginning of Period           $     3.938       $    3.279       $     2.564        $    1.937        $    1.588
  End of Period                 $     3.570       $    3.938       $     3.279        $    2.564        $    1.937
 Simplified Load Version
  Beginning of Period           $     4.919       $    4.119       $     3.240        $    2.463        $    2.032
  End of Period                 $     4.432       $    4.919       $     4.119        $    3.240        $    2.463
 Number of Units
  Outstanding, End of
  Period
  Front Load                      2,724,196        4,131,824         4,231,423         3,966,706         3,880,961
  Simplified Load                 8,286,039        9,809,484        10,493,642         9,442,314         8,015,553


BALANCED DIVISION
 Front Load Version
  Beginning of Period           $     2.520       $    2.281       $     1.931        $    1.600        $    1.419
  End of Period                 $     2.500       $    2.520       $     2.281        $    1.931        $    1.600
 Simplified Load Version
  Beginning of Period           $     7.473       $    6.805       $     5.796        $    4.830        $    4.311
  End of Period                 $     7.368       $    7.473       $     6.805        $    5.796        $    4.830
 Number of Units
  Outstanding, End of
  Period
  Front Load                      4,447,958        6,183,051         6,324,558         6,187,478         5,934,240
  Simplified Load                 5,215,778        6,319,468         7,165,398         6,839,439         5,971,232


HIGH YIELD BOND DIVISION
 Front Load Version
  Beginning of Period*          $     1.572       $    1.590       $     1.630        $    1.416        $    1.190
  End of Period                 $     1.490       $    1.572       $     1.590        $    1.630        $    1.416
 Simplified Load Version
  Beginning of Period*          $     1.520       $    1.546       $     1.595        $    1.394        $    1.178
  End of Period                 $     1.432       $    1.520       $     1.546        $    1.595        $    1.394
 Number of Units
  Outstanding, End of
  Period
  Front Load                        166,175          409,857           441,272           423,726           275,323
  Simplified Load                 1,125,550        1,556,400         1,917,813         1,219,819           626,090


SELECT BOND DIVISION
 Front Load Version
  Beginning of Period           $     1.559       $    1.585       $     1.490        $    1.370        $    1.335
  End of Period                 $     1.707       $    1.559       $     1.585        $    1.490        $    1.370
 Simplified Load Version
  Beginning of Period           $     6.996       $    7.157       $     6.768        $    6.261        $    6.137
  End of Period                 $     7.615       $    6.996       $     7.157        $    6.768        $    6.261
 Number of Units
  Outstanding, End of
  Period
  Front Load                        736,742        2,264,883         2,718,375         2,574,248         2,676,832
  Simplified Load                   895,503        1,068,272         1,231,485         1,034,899           966,414



MONEY MARKET DIVISION
 Front Load Version
  Beginning of Period           $     1.366       $    1.308       $     1.249        $    1.192        $    1.140
  End of Period                 $     1.443       $    1.366       $     1.308        $    1.249        $    1.192
 Simplified Load Version
  Beginning of Period           $     2.529       $    2.436       $     2.340        $    2.246        $    2.161
  End of Period                 $     2.655       $    2.529       $     2.436        $    2.340        $    2.246
 Number of Units
  Outstanding, End of
  Period
  Front Load                        640,788        1,879,181         1,905,815         1,710,473         2,829,669

  Simplified Load                 3,715,872        6,539,184         6,483,460         5,844,682         3,818,067


                                                  FOR THE YEARS ENDED DECEMBER 31
                                  --------------------------------------------------------------
                                     1995            1994              1993              1992
                                     ----            ----              ----              ----

INDEX 500 STOCK DIVISION
 Front Load Version
  Beginning of Period             $    1.165      $    1.159        $    1.062       $     0.997
  End of Period                   $    1.588      $    1.165        $    1.159       $     1.062
 Simplified Load Version
  Beginning of Period             $    1.499      $    1.500        $    1.384       $     1.306
  End of Period                   $    2.032      $    1.499        $    1.500       $     1.384
 Number of Units
  Outstanding, End of
  Period
  Front Load                       2,399,586       1,918,074         1,919,768           921,624
  Simplified Load                  5,080,179       3,939,802         2,767,397           599,961


BALANCED DIVISION
 Front Load Version
  Beginning of Period             $     1.130     $    1.138        $    1.045       $     0.999
  End of Period                   $     1.419     $    1.130        $    1.138       $     1.045
 Simplified Load Version
  Beginning of Period             $     3.453     $    3.497        $    3.232       $     3.107
  End of Period                   $     4.311     $    3.453        $    3.497       $     3.232
 Number of Units
  Outstanding, End of
  Period
  Front Load                       5,275,308       3,879,218         4,987,943         3,980,687
  Simplified Load                  4,902,410       4,108,593         3,002,098         1,445,698


HIGH YIELD BOND DIVISION
 Front Load Version
  Beginning of Period*            $    1.026      $    1.000                --                --
  End of Period                   $    1.190      $    1.026                --                --
 Simplified Load Version
  Beginning of Period*            $    1.022      $    1.000                --                --
  End of Period                   $    1.178      $    1.022                --                --
 Number of Units
  Outstanding, End of
  Period
  Front Load                          90,184          47,321                --                --
  Simplified Load                    313,810         149,862                --                --


SELECT BOND DIVISION
 Front Load Version
  Beginning of Period             $    1.128      $    1.169        $    1.066       $     1.003
  End of Period                   $    1.335      $    1.128        $    1.169       $     1.066
 Simplified Load Version
  Beginning of Period             $    5.217      $    5.437        $    4.990       $     4.722
  End of Period                   $    6.137      $    5.217        $    5.437       $     4.990
 Number of Units
  Outstanding, End of
  Period
  Front Load                       1,800,898       1,668,091         2,389,345           736,697
  Simplified Load                    677,396         503,763           328,979           133,930



MONEY MARKET DIVISION
 Front Load Version
  Beginning of Period             $    1.084      $    1.048        $    1.026       $     0.999
  End of Period                   $    1.140      $    1.084        $    1.048       $     1.026
 Simplified Load Version
  Beginning of Period             $    2.067      $    2.012        $    1.980       $     1.940
  End of Period                   $    2.161      $    2.067        $    2.012       $     1.980
 Number of Units
  Outstanding, End of
  Period
  Front Load                       2,956,017       3,313,061           218,747           127,838

  Simplified Load                  1,890,645       1,453,033           810,405           485,704



* The initial investment in the High Yield Bond Division was made on May 3,
  1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 31, 1991 (CONTINUED)

RUSSELL INSURANCE FUNDS


                                      FOR THE       FOR THE EIGHT                                     FOR THE        FOR THE EIGHT
                                     YEAR ENDED     MONTHS ENDED                                     YEAR ENDED      MONTHS ENDED
                                    DEC. 31, 2000   DEC. 31, 1999                                   DEC. 31, 2000    DEC. 31, 1999
                                    -------------   -------------                                   -------------    -------------
     MULTI-STYLE EQUITY DIVISION                                     REAL ESTATE SECURITIES DIVISION
     Front Load Version                                              Front Load Version
      Beginning of Period*            $    1.071     $    1.000        Beginning of Period*           $    .923         $  1.000
      End of Period                   $     .934     $    1.071        End of Period                  $   1.167         $  0.923
     Simplified Load Version                                         Simplified Load Version
      Beginning of Period*            $    1.067     $    1.000        Beginning of Period*           $    .920         $  1.000
      End of Period                   $     .925     $    1.067        End of Period                  $   1.156         $  0.920
     Number of Units                                                 Number of Units
     Outstanding, End of Period                                      Outstanding, End of Period
      Front Load                         381,014        297,016        Front Load                        69,412           36,624
      Simplified Load                  1,254,417      1,126,401       Simplified Load                   263,698           36,814

     AGGRESSIVE EQUITY DIVISION                                      CORE BOND DIVISION
     Front Load Version                                              Front Load Version
      Beginning of Period*            $    1.104     $    1.000       Beginning of Period*            $    .987         $  1.000
      End of Period                   $    1.090     $    1.104       End of Period                   $   1.079         $  0.987
     Simplified Load Version                                          Simplified Load Version
      Beginning of Period*            $    1.100     $    1.000       Beginning of Period*            $    .983         $  1.000
      End of Period                   $    1.079     $    1.100       End of Period                   $   1.068         $  0.983
     Number of Units                                                  Number of Units
     Outstanding, End of Period                                       Outstanding, End of Period
      Front Load                         139,940         79,144        Front Load                       259,803          239,265
      Simplified Load                    444,666        230,607        Simplified Load                  192,428          150,425

     NON-U.S. DIVISION
     Front Load Version
      Beginning of Period*            $    1.248     $    1.000
      End of Period                   $    1.061     $    1.248
     Simplified Load Version
      Beginning of Period*            $    1.243     $    1.000
      End of Period                   $    1.050     $    1.243
     Number of Units
     Outstanding, End of Period
      Front Load                         207,716        151,721
      Simplified Load                    540,064        297,512


* The initial investment was made on April 30, 1999.

ACCUMULATION  UNIT VALUES
CONTRACTS ISSUED BETWEEN APRIL 30, 1984 AND DECEMBER 31, 1991

NORTHWESTERN MUTUAL SERIES FUND, INC.



                                                                FOR THE YEARS ENDED DECEMBER 31
                                          ----------------------------------------------------------------------------
                                              2000           1999           1998            1997                1996
                                              ----           ----           ----            ----                ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#                    $    18.611    $    10.000              --               --          --
  End of Period                           $    19.860    $    18.611              --               --          --
Number of Units
  Outstanding, End of Period                  859,005          7,543              --               --          --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period*                    $    57.304    $    39.854     $    37.055      $    32.543      $    27.649
  End of Period                           $    60.845    $    57.304     $    39.854      $    37.055      $    32.543
Number of Units
  Outstanding, End of Period                1,855,202      1,627,058       1,801,179        1,935,434        1,944,411


INTERNATIONAL EQUITY DIVISION
  Beginning of Period**                   $     2.497    $     2.032     $     1.938      $     1.726      $     1.427
  End of Period                           $     2.477    $     2.497     $     2.032      $     1.938      $     1.726
Number of Units
   Outstanding, End of Period              20,581,224     18,571,580      20,139,790       23,069,550       20,439,570


INDEX 400 STOCK DIVISION
  Beginning of Period#                   $     11.283    $    10.000              --               --               --
  End of Period                          $     13.225    $    11.283              --               --               --
Number of Units
  Outstanding, End of Period                  756,727          1,071              --               --               --


GROWTH STOCK DIVISION
  Beginning of Period+                   $     32.337    $    26.399     $    20.837      $    16.047      $    13.272
  End of Period                          $     31.532    $    32.337     $    26.399      $    20.837      $    16.047
Number of Units
  Outstanding, End of Period                  978,007        792,443         651,556          482,897          378,236


GROWTH AND INCOME STOCK DIVISION
  Beginning of Period+                   $     27.135        $25.246     $    20.502      $    15.767      $    13.143
  End of Period                          $    $25.244    $   $27.135     $    25.246      $    20.502      $    15,767
Number of Units
  Outstanding, End of Period                  650,867        798,291         801,964          711,558          424,144


INDEX 500 STOCK DIVISION
  Beginning of Period++                   $    56.250    $    46.522     $    36.142      $    27.134      $    22.105
 End of Period                            $    51.326    $    56.250     $    46.522      $    36.142      $    27.134
Number of Units
  Outstanding, End of Period                2,433,768      2,756,358       2,699,180        2,558,205        2,386,284


BALANCED DIVISION
  Beginning of Period                     $    94.505    $    84.987     $    71.491      $    58.832      $    51.856
  End of Period                           $    94.345    $    94.505     $    84.987      $    71.491      $    58.832
Number of Units
  Outstanding, End of Period                  872,761      1,066,998       1,211,837        1,341,930        1,489,658


HIGH YIELD BOND DIVISION
  Beginning of Period+                    $    16.310    $    16.385     $    16.693      $    14.409      $    12.030
  End of Period                           $    15.561    $    16.310     $    16.385      $    16.693      $    14.409
Number of Units
  Outstanding, End of Period                  151,658        205,407         301,661          235,585          119,423


SELECT BOND DIVISION
  Beginning of Period                     $    88.954    $    89.873     $    83.939      $    76.682      $    74.223
  End of Period                           $    98.036    $    88.954     $    89.873      $    83.939      $    76.682
Number of Units
  Outstanding, End of Period                   59,889         72,428          84,033           85,036           97,868


MONEY MARKET DIVISION
  Beginning of Period                     $    30.400    $    28.924     $    27.435      $    26.011      $    24.706
  End of Period                           $    32.312    $    30.400     $    28.924      $    27.435      $    26.011
Number of Units
  Outstanding, End of Period                   33,652          7,939          45,209           38,584           57,013


                                                               FOR THE YEARS ENDED DECEMBER 31
                                          ----------------------------------------------------------------------------
                                              1995           1994            1993            1992             1991
                                              ----           ----            ----            ----             ----
SMALL CAP GROWTH STOCK DIVISION
  Beginning of Period#                             --             --              --               --               --
  End of Period                                    --             --              --               --               --
Number of Units
  Outstanding, End of Period                       --             --              --               --               --


AGGRESSIVE GROWTH STOCK DIVISION
  Beginning of Period*                    $    19.849    $    18.832     $    15.810      $    14.923      $    10.000
  End of Period                           $    27.649    $    19.849     $    18.832      $    15.810      $    14.923
Number of Units
  Outstanding, End of Period                1,397,885      1,239,328         910,764          594,531           40,650


INTERNATIONAL EQUITY DIVISION
  Beginning of Period**                   $     1.245    $     1.246     $     1.000               --               --
  End of Period                           $     1.427    $     1.245     $     1.246               --               --
Number of Units
   Outstanding, End of Period              14,747,734     15,153,296       1,128,950               --               --


INDEX 400 STOCK DIVISION
  Beginning of Period#                             --             --              --               --               --
  End of Period                                    --             --              --               --               --
Number of Units
  Outstanding, End of Period                       --             --              --               --               --


GROWTH STOCK DIVISION
  Beginning of Period+                    $    10.145             --              --               --               --
  End of Period                           $    13.272             --              --               --               --
Number of Units
  Outstanding, End of Period                   63,881             --              --               --               --


GROWTH AND INCOME STOCK DIVISION
  Beginning of Period+                    $    10.024             --              --               --               --
  End of Period                           $    13.143             --              --               --               --
Number of Units
  Outstanding, End of Period                  117,004             --              --               --               --


INDEX 500 STOCK DIVISION
  Beginning of Period++                   $    16.105    $    15.916     $    14.500      $    13.519      $    10.000
 End of Period                            $    22.105    $    16.105     $    15.916      $    14.500      $    13.519
Number of Units
  Outstanding, End of Period                2,232,983      2,284,637       2,454,444          246,820           36,842


BALANCED DIVISION
  Beginning of Period                     $    41.029    $    41.036     $    37.449      $    35.557      $    28.690
  End of Period                           $    51.856    $    41.029     $    41.036      $    37.449      $    35.557
Number of Units
  Outstanding, End of Period                1,889,324      2,327,834       2,660,165        2,787,942        2,872,612


HIGH YIELD BOND DIVISION
  Beginning of Period+                    $    10.302             --              --               --               --
  End of Period                           $    12.030             --              --               --               --
Number of Units
  Outstanding, End of Period                   21,583             --              --               --               --


SELECT BOND DIVISION
  Beginning of Period                     $    62.322    $    64.139     $    58.132      $    54.335      $    46.489
  End of Period                           $    74.223    $    62.322     $    64.139      $    58.132      $    54.335
Number of Units
  Outstanding, End of Period                  124,163        150,232         157,630          170,104          162,656


MONEY MARKET DIVISION
  Beginning of Period                     $    23.346    $    22.436     $    21.814      $    21.110      $    19.973
  End of Period                           $    24.706    $    23.346     $    22.436      $    21.814      $    21.110
Number of Units
  Outstanding, End of Period                   62,209        200,510         341,361          355,217          476,920


# The initial investments in the Small Cap Growth Stock Division and the Index 400 Stock Division were made on April 30, 1999.
* The initial investment in the Aggressive Growth Stock Division was made on January 25, 1991.
** The initial investment in the International Equity Division was made on April
   30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.
++ The initial investment in the Index 500 Stock Division was made on January
   16, 1991.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED BETWEEN APRIL 30, 1984 AND DECEMBER 31, 1991 (CONTINUED)

RUSSELL INSURANCE FUNDS



                                       FOR THE      FOR THE EIGHT                                      FOR THE      FOR THE EIGHT
                                     YEAR ENDED     MONTHS ENDED                                      YEAR ENDED     MONTHS ENDED
                                    DEC. 31, 2000   DEC. 31, 1999                                    DEC. 31, 2000   DEC. 31, 1999
                                    -------------   -------------                                    -------------   -------------

     MULTI-STYLE EQUITY DIVISION                                   REAL ESTATE SECURITIES DIVISION
      Beginning of Period*            $10.760         $10.000       Beginning of Period*               $  9.274        $ 10.000
      End of Period                   $ 9.441         $10.760       End of Period                      $ 11.800        $  9.274
     Number of Units                                               Number of Units
      Outstanding, End of Period       24,295          17,246       Outstanding, End of Period          191,981           3,723

     AGGRESSIVE EQUITY DIVISION                                    CORE BOND DIVISION
      Beginning of Period*            $11.091         $10.000       Beginning of Period*               $  9.914        $ 10.000
      End of Period                   $11.018         $11.091       End of Period                      $ 10.906        $  9.914
     Number of Units                                               Number of Units
      Outstanding, End of Period          939             950       Outstanding, End of Period                -               0

     NON-U.S. DIVISION
      Beginning of Period*            $12.534         $10.000
      End of Period                   $10.725         $12.534
     Number of Units
      Outstanding, End of Period        2,822               0




*The initial investment was made on April 30, 1999.

-------------------------------------------------------------------------------
THE COMPANY


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $92 billion on December 31, 2000, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States.

Northwestern Mutual sells life and disability insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.

-------------------------------------------------------------------------------
NML VARIABLE ANNUITY ACCOUNT C

We established the Account on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has sixteen Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

-------------------------------------------------------------------------------
THE FUNDS

Northwestern Mutual Series Fund, Inc. is composed of eleven separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.


Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned company, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. We and NMIS also perform certain administrative functions and act as co-depositors of the Account. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, LLC under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.


The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

-------------------------------------------------------------------------------
THE CONTRACTS

UNALLOCATED GROUP ANNUITY CONTRACTS

The Contracts are unallocated group annuity contracts. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust. When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay annuity benefits to the participant. (See "Retirement Benefits", p. 12). We will then issue the Annuitant a Certificate describing the benefits which have been selected. (See "Variable Payment Plans", p. 12.) Benefits available to Participants are determined entirely by the provisions of the Plan or Trust.

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY You determine the amount and frequency of purchase payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer's contribution under Section 404(a)(2) of the Code; or (b) any purchase payment of less than $100.

You may pay purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us. If a purchase payment is not paid when due, or if we decline to accept a purchase payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of purchase payments at any time the Contract is in force.

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a net purchase payment to accumulate on a variable basis we place it in the Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio or Fund which corresponds to that Division. If we receive no allocation instructions, we will place the net purchase payment in the Money Market Division.


We apply payments we place in the Account to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open. An earlier cutoff time may apply for purchase payments received at a lockbox facility.


The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio or Fund. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division for the current period. (See "Net Investment Factor", p. 11.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to or more than the cumulative net purchase payments you have made.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See "Deductions", p. 15.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a surrender value and a retirement benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Account, or from the value accumulated on a fixed basis, as you direct.

SURRENDER OR WITHDRAWAL VALUE To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the valuation date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the withdrawal value on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)

RETIREMENT BENEFITS You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Payment Plans described below. Your request will state the Payment Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

We will determine the amount required to pay the annuity or cash benefits and will redeem Accumulation Units in that amount. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

Under a variable Payment Plan an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable annuity benefits and including beneficiary provisions of annuity contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 14.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to the Annuitant and the Joint Annuitant for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A Payment Plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular Payment Plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Annuitant in each Division of the Account.

ASSUMED INVESTMENT RATE The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Payment Plan, the Annuity Unit for each Division would not change in value, and the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.


ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of net purchase payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Payment Plan the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are effective on the date we receive a written request at our Home Office or on a future specified date.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation Units among the Divisions up to twelve times in a Contract year without charge. The charge for each additional transfer is $25. We may set charges and waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

After the effective date of a variable Payment Plan which includes the right of withdrawal a payee may transfer the withdrawal value to any other Payment Plan. An administrative charge may apply.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian or trustee. In this prospectus, "you" means the owner or a prospective purchaser of a Contract. The Annuitant is a Participant in the Plan or Trust who has been named to receive annuity payments in accordance with the provisions of the Plan or Trust.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination and payment of the surrender value of the Accumulation Units, the withdrawal value under a variable Payment Plan, or the payment of benefits under a variable Payment Plan. Deferral will arise only if the right to redeem shares of a Portfolio or Fund is suspended, payment of the redemption value is postponed, or the New York Stock Exchange is closed, or trading thereon is restricted; or an emergency exists, as a result of which it is not reasonably practical for us to dispose of securities we own, or to determine the value of Accumulation or Annuity Units.

DIVIDENDS The Contracts share in our divisible surplus, except while payments are being made under a payment plan. Our divisible surplus is determined annually. We credit each Contract's share, if any, as a dividend on the Contract anniversary. Under the terms of the Contract, we will apply any dividend as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.


For 2001, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.


SUBSTITUTION AND CHANGE We reserve the right to (a) substitute other securities for shares of each Portfolio or Fund held by any Division, or (b) change the provisions of the Contracts to assure qualification for tax benefits under the Internal Revenue Code or to comply with any other applicable federal or state laws. We may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change. You will be given prompt notice after any substitution or change.

AMENDMENTS AND TERMINATION After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee;
(5) the minimum amounts for purchase payment(s) and for the Contract value; or
(6) the payment rate tables which are included in the Contract.

An amendment will not become effective until after we have given you at least 30 days' written notice. An Amendment to the payment rate tables will not apply to a Payment Plan that starts before the amendment becomes effective.

We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

-------------------------------------------------------------------------------
FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

CONTRIBUTION LIMITS


Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $35,000 or 25% of compensation or earned income (up to $170,000, indexed).


Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

TAXATION OF CONTRACT BENEFITS

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.

Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to an eligible tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

MINIMUM DISTRIBUTION REQUIREMENTS As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than these required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the employee or the lives or life expectancies of the employee and the employee's beneficiary. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires. Upon the death of the employee, the Plan must make distributions under one of the following two rules.


If the employee dies on or after the required beginning date, any remaining interest of the employee must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.


If the employee dies before the required beginning date, the employee's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the employee's death. If the employee's interest is payable to a beneficiary designated by the employee, the employee's interest may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the employee's death. If the sole designated beneficiary is the employee's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.


On January 11, 2001, the IRS released proposed regulations that simplify and change some of the required minimum distribution rules. Significant changes include the provision of a new uniform table to calculate the required minimum distributions during the employee's lifetime and the ability to calculate all post-death required distributions based on the designated beneficiary's life expectancy. The proposed regulations will be applicable for determining required minimum distributions for calendar years beginning on or after January 1, 2002, or, if the Plan is amended to adopt the new rules for determining required minimum distributions for calendar year 2001.


The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 11 and "Deductions", p. 15.)

-------------------------------------------------------------------------------
DEDUCTIONS

We will make the following deductions:

1.   Deductions from Purchase Payments.

FRONT-LOAD CONTRACT

We deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:


Cumulative Purchase Payments
Paid under the Contract                          Rate

First $150,000...................................4.5%
Next  $350,000...................................3.0%
Next  $500,000...................................1.0%
Balance over $1,000,000..........................0.5%



SIMPLIFIED-LOAD CONTRACT

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The net investment factor (see "Net Investment Factor", p. 11) we use in determining the value of Accumulation and Annuity Units reflects a charge on each valuation date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See "Amendments and Termination", p. 14.)

The mortality risk is that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 14, and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see "Federal Income Taxes", p.
14), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days' written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 2% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

-------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS


We will sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year. We do not expect total commissions, on average, to exceed the equivalent of 7.0% of purchase payments.


-------------------------------------------------------------------------------
CONTRACTS ISSUED PRIOR TO JANUARY 1, 1992

For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; 0.4% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000 of cumulative purchase payments. For these Contracts there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last valuation date of the Contract year, at the rate of 0.5% on the first $100,000; 0.4% on the next $100,000; 0.3% on the next $100,000; 0.2%
on the next $200,000; and 0.1% on the balance over $500,000. The charge for annuity rate and expense risks may not exceed 0.25% of the Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. See the table of accumulation unit values on page 9.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION



                                                                                                   PAGE
                                                                                                   ----

GENERAL INFORMATION..................................................................................B-2
DISTRIBUTION OF THE
  CONTRACTS..........................................................................................B-2
DETERMINATION OF ANNUITY
  PAYMENTS...........................................................................................B-2
    Amount of Annuity Payments.......................................................................B-2
    Annuity Unit Value...............................................................................B-3
    Illustrations of Variable Annuity
      Payments.......................................................................................B-3
VALUATION OF ASSETS OF THE
  ACCOUNT............................................................................................B-4

TRANSFERABILITY RESTRICTIONS.........................................................................B-4
EXPERTS..............................................................................................B-4

FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2000 and for each of the two years in the period ended
  December 31, 2000).................................................................................B-5
Report of Independent
  Accountants (as of December 31, 2000 and for each of the two years in the period ended
  December 31, 2000)................................................................................B-21
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
  (as of December 31, 2000 and 1999 and for each of the three years in the period ended
   December 31, 2000)...............................................................................B-22
Report of Independent
  Accountants (as of December 31, 2000 and 1999 and for each of the three years in the period ended
  December 31, 2000)................................................................................B-33











     This Prospectus sets forth concisely the information about NML Variable Annuity Account C that a prospective investor ought to know before investing. Additional information about Account C has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.





-------------------------------------------------------------------------------

 TO:   The Northwestern Mutual Life Insurance Company

       Annuity and Accumulation Products Marketing  Department
          Room E12J
       720 East Wisconsin Avenue
       Milwaukee, WI  53202

       Please send a Statement of Additional Information for NML Variable Annuity Account C to:

    Name
         --------------------------------------------------------------------

    Address
            -----------------------------------------------------------------

    City                                          State           Zip
         ----------------------------------------       ---------    ----------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


N O R T H W E S T E R N  M U T U A L

GROUP COMBINATION ANNUITY CONTRACTS
for Retirement Plans of Self-Employed Persons and Their Employees



NML VARIABLE ANNUITY ACCOUNT C


NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS


P  R  O  S  P  E  C  T  U  S  E  S



Investment Company Act File Nos. 811-3990 and 811-5371

[NORTHWESTERN MUTUAL LOGO](TM)


PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION


                       GROUP COMBINATION ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT C
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")




         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.



         The date of the prospectus to which this Statement of Additional Information Relates is April 30, 2001.

         The date of this Statement of Additional Information is April 30, 2001.

                               GENERAL INFORMATION

         The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

         NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years:





                        Year                  Amount
                        ----                  ------
                        2000                $136,864
                        1999                $133,785
                        1998                $162,781





                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 12, including "Description of Payment Plans", p. 12, "Amount of Annuity Payments", p. 13, and "Assumed Investment Rate", p. 13; "Dividends",
p. 13; "Net Investment Factor", p. 11; and "Deductions", p. 15.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See "Illustrations of Variable Annuity Payments".) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table a with Projection Scale G.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. The amount held under a Payment Plan will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).


         (1)    Value of Annuitant's retirement benefit
                  allocated to Balanced ............................................ $     50,000

         (2)    Assumed applicable monthly payment rate
                  per $1,000 from annuity rate table ............................... $       5.00

         (3)    Amount of first payment from Balanced
                  Division (1) x (2) divided by $1,000.............................. $     250.00

         (4)    Assumed Value of Annuity Unit in Balanced
                  Division on effective date of payment plan. ...................... $   1.500000

         (5)    Number of Annuity Units credited in
                  Balanced Division, (3) divided by (4) ............................       166.67


The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see "Net Investment Factor") was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

                                     EXPERTS


         The financial statements of the Account as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and of Northwestern Mutual as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT C
Statement of Assets and Liabilities
December 31, 2000
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          10,796 shares (cost $21,732).......................    $ 20,038
       Aggressive Growth Stock
          35,198 shares (cost $127,672)......................     157,369
       International Equity
          40,104 shares (cost $66,609).......................      65,489
       Index 400 Stock
          9,964 shares (cost $12,291)........................      11,399
       Growth Stock
          17,300 shares (cost $39,131).......................      42,696
       Growth and Income Stock
          21,712 shares (cost $32,369).......................      29,723
       Index 500 Stock
          50,895 shares (cost $127,244)......................     173,398
       Balanced
          66,868 shares (cost $124,703)......................     136,009
       High Yield Bond
          6,135 shares (cost $5,231).........................       4,239
       Select Bond
          12,124 shares (cost $13,965).......................      14,027
       Money Market
          12,102 shares (cost $12,102).......................      12,102
     Russell Insurance Funds
       Multi-Style Equity
          124 shares (cost $1,964)...........................       1,745
       Aggressive Equity
          55 shares (cost $720)..............................         643
       Non-U.S
          73 shares (cost $945)..............................         818
       Real Estate Securities
          248 shares (cost $2,534)...........................       2,654
       Core Bond
          48 shares (cost $477)..............................         486    $672,835
                                                                 --------
   Due from Sale of Fund Shares..............................                     195
   Due from Northwestern Mutual Life Insurance Company.......                      16
                                                                             --------
            Total Assets.....................................                $673,046
                                                                             ========

 LIABILITIES
   Due to Northwestern Mutual Life Insurance Company.........                $    195
   Due on Purchase of Fund Shares............................                      16
                                                                             --------
            Total Liabilities................................                     211
                                                                             --------

 EQUITY (NOTE 8)
   Group Variable Annuity Contracts Issued:
     Before December 17, 1981 or between April 30, 1984 and
      December 31, 1991......................................                 459,963
     After December 16, 1981 and Prior to May 1, 1984........                   4,160
     After December 31, 1991 -- Front Load Version...........                  42,946
     After December 31, 1991 -- Simplified Load Version......                 165,766
                                                                             --------
            Total Equity.....................................                 672,835
                                                                             --------
            Total Liabilities and Equity.....................                $673,046
                                                                             ========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       B-5        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations
(in thousands)

                                                                         SMALL CAP GROWTH
                                                                         STOCK DIVISION #                 AGGRESSIVE GROWTH
                                           COMBINED                ----------------------------             STOCK DIVISION
                                 ----------------------------                      EIGHT MONTHS      ----------------------------
                                  YEAR ENDED      YEAR ENDED        YEAR ENDED        ENDED           YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                     2000            1999              2000            1999              2000            1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............     $  54,949        $ 43,813          $    99           $ 32            $ 20,221        $ 3,671
  Annuity Rate and Expense
    Guarantees...............         2,896           3,444               26              2                 614            576
                                  ---------        --------          -------           ----            --------        -------
  Net Investment Income......        52,053          40,369               73             30              19,607          3,095
                                  ---------        --------          -------           ----            --------        -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..............        54,861          41,106              295              1               9,000         10,070
  Unrealized Appreciation
    (Depreciation) of
    Investments
    During the Period........      (121,850)         36,856           (1,897)           202             (20,677)        28,576
                                  ---------        --------          -------           ----            --------        -------
  Net Gain (Loss) on
    Investments..............       (66,989)         77,962           (1,602)           203             (11,677)        38,646
                                  ---------        --------          -------           ----            --------        -------
  Increase (Decrease) in
    Equity
    Derived from Investment
    Activity.................     $ (14,936)       $118,331          $(1,529)          $233            $  7,930        $41,741
                                  =========        ========          =======           ====            ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements         B-6

                                           INDEX 400
                                       STOCK DIVISION #
 INTERNATIONAL EQUITY DIVISION    ---------------------------      GROWTH STOCK DIVISION
-------------------------------                  EIGHT MONTHS   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
      $ 5,036        $ 8,184         $1,180          $ 6          $ 2,101         $1,223
          186            254             11            2              152            137
      -------        -------         ------          ---          -------         ------
        4,850          7,930          1,169            4            1,949          1,086
      -------        -------         ------          ---          -------         ------

        3,131          3,203             98            1            2,717          2,143
       (8,616)           837           (923)          31           (5,875)         3,567
      -------        -------         ------          ---          -------         ------
       (5,485)         4,040           (825)          32           (3,158)         5,710
      -------        -------         ------          ---          -------         ------
      $  (635)       $11,970         $  344          $36          $(1,209)        $6,796
      =======        =======         ======          ===          =======         ======

                                       B-7        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations
(in thousands)

                                      GROWTH AND INCOME                     INDEX 500
                                        STOCK DIVISION                    STOCK DIVISION                  BALANCED DIVISION
                                 ----------------------------      ----------------------------      ----------------------------
                                  YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
         (CONTINUED)                 2000            1999              2000            1999              2000            1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............      $ 2,123         $ 4,566           $  8,370        $ 4,675           $ 12,909        $ 18,031
  Annuity Rate and Expense
    Guarantees...............          178             208                688            895                688             954
                                   -------         -------           --------        -------           --------        --------
  Net Investment Income......        1,945           4,358              7,682          3,780             12,221          17,077
                                   -------         -------           --------        -------           --------        --------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..............         (276)          1,267             27,391         13,954             14,398          11,189
  Unrealized Appreciation
    (Depreciation) of
    Investments
    During the Period........       (4,224)         (3,007)           (53,361)        19,628            (27,427)        (11,272)
                                   -------         -------           --------        -------           --------        --------
  Net Gain (Loss) on
    Investments..............       (4,500)         (1,740)           (25,970)        33,582            (13,029)            (83)
                                   -------         -------           --------        -------           --------        --------
  Increase (Decrease) in
    Equity
    Derived from Investment
    Activity.................      $(2,555)        $ 2,618           $(18,288)       $37,362           $   (808)       $ 16,994
                                   =======         =======           ========        =======           ========        ========

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements         B-8

   HIGH YIELD BOND DIVISION          SELECT BOND DIVISION          MONEY MARKET DIVISION
-------------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
      $   558         $ 759          $1,093        $ 1,570          $971          $1,015
           30            35             109            136           174             236
      -------         -----          ------        -------          ----          ------
          528           724             984          1,434           797             779
      -------         -----          ------        -------          ----          ------

       (1,290)         (775)           (655)            48            --              --
          501           (39)          1,084         (1,810)           --              --
      -------         -----          ------        -------          ----          ------
         (789)         (814)            429         (1,762)           --              --
      -------         -----          ------        -------          ----          ------
      $  (261)        $ (90)         $1,413        $  (328)         $797          $  779
      =======         =====          ======        =======          ====          ======

                                       B-9        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations
(in thousands)

                                                                      RUSSELL                                 RUSSELL
                                                               MULTI-STYLE EQUITY #                     AGGRESSIVE EQUITY #
                                                          -------------------------------         -------------------------------
                                                                             EIGHT MONTHS                            EIGHT MONTHS
                                                           YEAR ENDED           ENDED              YEAR ENDED           ENDED
                                                          DECEMBER 31,       DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                    (CONTINUED)                               2000               1999                 2000               1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..................................          $  79               $ 48                 $ 74               $ 1
  Annuity Rate and Expense Guarantees..............             19                  5                    7                 1
                                                             -----               ----                 ----               ---
  Net Investment Income............................             60                 43                   67                --
                                                             -----               ----                 ----               ---

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized Gain (Loss) on Investments..............            (20)                --                   24                 5
  Unrealized Appreciation (Depreciation) of
    Investments During the Period..................           (282)                64                 (103)               26
                                                             -----               ----                 ----               ---
  Net Gain (Loss) on Investments...................           (302)                64                  (79)               31
                                                             -----               ----                 ----               ---
  Increase (Decrease) in Equity Derived from
    Investment Activity............................          $(242)              $107                 $(12)              $31
                                                             =====               ====                 ====               ===

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements        B-10

            RUSSELL                         RUSSELL                       RUSSELL
          NON-U.S. #               REAL ESTATE SECURITIES #             CORE BOND #
-------------------------------   ---------------------------   ---------------------------
                   EIGHT MONTHS                  EIGHT MONTHS                  EIGHT MONTHS
     YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
       $  61           $13            $ 52           $ 4            $22            $ 15
           8             2               2            --              4               1
       -----           ---            ----           ---            ---            ----
          53            11              50             4             18              14
       -----           ---            ----           ---            ---            ----

          15            --              36            --             (3)             --
        (199)           73             126            (6)            23             (14)
       -----           ---            ----           ---            ---            ----
        (184)           73             162            (6)            20             (14)
       -----           ---            ----           ---            ---            ----
       $(131)          $84            $212           $(2)           $38            $ --
       =====           ===            ====           ===            ===            ====

                                      B-11        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Changes in Equity
(in thousands)

                                                                                                        SMALL CAP GROWTH
                                                                                                        STOCK DIVISION #
                                                                          COMBINED                -----------------------------
                                                                ----------------------------                      EIGHT MONTHS
                                                                 YEAR ENDED      YEAR ENDED        YEAR ENDED         ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                    2000            1999              2000            1999
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................     $  52,053       $  40,369          $    73           $ 30
  Net Realized Gain (Loss)..................................        54,861          41,106              295              1
  Net Change in Unrealized Appreciation (Depreciation)......      (121,850)         36,856           (1,897)           202
                                                                 ---------       ---------          -------           ----
Increase (Decrease) in Equity Derived from Investment
  Activity..................................................       (14,936)        118,331           (1,529)           233
                                                                 ---------       ---------          -------           ----

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................       103,967          74,900            4,045            184
  Annuity Payments..........................................           (75)            (67)              --             --
  Surrenders and Other (net)................................      (135,735)       (119,041)            (373)             1
  Transfers from Other Divisions or Sponsor.................        91,474          70,710           17,508            581
  Transfers to Other Divisions or Sponsor...................       (92,576)        (69,203)            (562)           (50)
                                                                 ---------       ---------          -------           ----
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................       (32,945)        (42,701)          20,618            716
                                                                 ---------       ---------          -------           ----
Net Increase (Decrease) in Equity...........................       (47,881)         75,630           19,089            949

EQUITY
  Beginning of Period.......................................       720,716         645,086              949             --
                                                                 ---------       ---------          -------           ----
  End of Period.............................................     $ 672,835       $ 720,716          $20,038           $949
                                                                 =========       =========          =======           ====

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements        B-12

                                                                           INDEX 400
       AGGRESSIVE GROWTH                                               STOCK DIVISION #
        STOCK DIVISION            INTERNATIONAL EQUITY DIVISION   ---------------------------      GROWTH STOCK DIVISION
-------------------------------   -----------------------------                  EIGHT MONTHS   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000            1999            2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------------
      $ 19,607       $  3,095       $  4,850         $ 7,930        $ 1,169          $  4         $ 1,949        $ 1,086
         9,000         10,070          3,131           3,203             98             1           2,717          2,143
       (20,677)        28,576         (8,616)            837           (923)           31          (5,875)         3,567
      --------       --------       --------         -------        -------          ----         -------        -------
         7,930         41,741           (635)         11,970            344            36          (1,209)         6,796
      --------       --------       --------         -------        -------          ----         -------        -------

        23,615         13,136         22,162           6,164            881           174           6,941          3,912
            (5)            (3)            (2)             (2)            --            --              (4)            (4)
       (20,763)       (22,025)       (22,407)         (9,838)          (366)           (9)         (6,269)        (3,980)
        16,356          4,719          9,389           3,026         10,283           273           6,640         10,514
        (9,504)       (10,185)        (7,571)         (6,029)          (217)           --          (3,179)        (5,282)
      --------       --------       --------         -------        -------          ----         -------        -------
         9,699        (14,358)         1,571          (6,679)        10,581           438           4,129          5,160
      --------       --------       --------         -------        -------          ----         -------        -------
        17,629         27,383            936           5,291         10,925           474           2,920         11,956

       139,740        112,357         64,556          59,265            474            --          39,776         27,820
      --------       --------       --------         -------        -------          ----         -------        -------
      $157,369       $139,740       $ 65,492         $64,556        $11,399          $474         $42,696        $39,776
      ========       ========       ========         =======        =======          ====         =======        =======

                                      B-13        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Changes in Equity
(in thousands)

                                                                   GROWTH AND INCOME                    INDEX 500
                                                                    STOCK DIVISION                   STOCK DIVISION
                                                              ---------------------------      ---------------------------
                                                               YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
(CONTINUED)                                                       2000           1999              2000           1999
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................    $  1,945       $ 4,358           $  7,682       $  3,780
  Net Realized Gain (Loss)..................................        (276)        1,267             27,391         13,954
  Net Change in Unrealized Appreciation (Depreciation)......      (4,224)       (3,007)           (53,361)        19,628
                                                                --------       -------           --------       --------
Increase (Decrease) in Equity Derived from Investment
  Activity..................................................      (2,555)        2,618            (18,288)        37,362
                                                                --------       -------           --------       --------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................       4,010         5,168             20,521         20,768
  Annuity Payments..........................................          --            --                 (5)            (5)
  Surrenders and Other (net)................................      (6,461)       (7,856)           (31,320)       (23,604)
  Transfers from Other Divisions or Sponsor.................       2,472         7,271              6,728         12,396
  Transfers to Other Divisions or Sponsor...................      (8,848)       (6,450)           (24,313)       (10,168)
                                                                --------       -------           --------       --------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................      (8,827)       (1,867)           (28,389)          (613)
                                                                --------       -------           --------       --------
Net Increase (Decrease) in Equity...........................     (11,382)          751            (46,677)        36,749

EQUITY
  Beginning of Period.......................................      41,105        40,354            220,075        183,326
                                                                --------       -------           --------       --------
  End of Period.............................................    $ 29,723       $41,105           $173,398       $220,075
                                                                ========       =======           ========       ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements        B-14

       BALANCED DIVISION           HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
-------------------------------   ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------------------------------------
      $ 12,221       $ 17,077       $   528        $   724        $   984        $ 1,434        $    797       $    779
        14,398         11,189        (1,290)          (775)          (655)            48              --             --
       (27,427)       (11,272)          501            (39)         1,084         (1,810)             --             --
      --------       --------       -------        -------        -------        -------        --------       --------
          (808)        16,994          (261)           (90)         1,413           (328)            797            779
      --------       --------       -------        -------        -------        -------        --------       --------

        13,295         12,945           698            947          2,655          2,929           4,448          7,746
           (37)           (46)           (1)            (1)            (4)            (4)            (17)            (2)
       (26,734)       (31,240)       (1,212)          (652)        (4,440)        (4,651)        (14,734)       (15,180)
         2,847          7,114           669            516          2,504          1,606          11,630         20,425
       (19,997)       (11,295)       (2,034)        (2,951)        (5,638)        (2,769)         (9,596)       (13,822)
      --------       --------       -------        -------        -------        -------        --------       --------
       (30,626)       (22,522)       (1,880)        (2,141)        (4,923)        (2,889)         (8,269)          (833)
      --------       --------       -------        -------        -------        -------        --------       --------
       (31,434)        (5,528)       (2,141)        (2,231)        (3,510)        (3,217)         (7,472)           (54)

       167,443        172,971         6,380          8,611         17,537         20,754          19,574         19,628
      --------       --------       -------        -------        -------        -------        --------       --------
      $136,009       $167,443       $ 4,239        $ 6,380        $14,027        $17,537        $ 12,102       $ 19,574
      ========       ========       =======        =======        =======        =======        ========       ========

                                      B-15        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Changes in Equity
(in thousands)

                                                                          RUSSELL                           RUSSELL
                                                                    MULTI-STYLE EQUITY #              AGGRESSIVE EQUITY #
                                                                ----------------------------      ----------------------------
                                                                                EIGHT MONTHS                      EIGHT MONTHS
                                                                 YEAR ENDED        ENDED           YEAR ENDED        ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
(CONTINUED)                                                         2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................       $   60          $   43            $  67            $ --
  Net Realized Gain (Loss)..................................          (20)             --               24               5
  Net Change in Unrealized Appreciation (Depreciation)......         (282)             64             (103)             26
                                                                   ------          ------            -----            ----
Increase (Decrease) in Equity Derived from Investment
  Activity..................................................         (242)            107              (12)             31
                                                                   ------          ------            -----            ----

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................          210             485              133              96
  Annuity Payments..........................................           --              --               --              --
  Surrenders and Other (net)................................         (243)              1             (170)             (5)
  Transfers from Other Divisions or Sponsor.................          672           1,230              472             244
  Transfers to Other Divisions or Sponsor...................         (357)           (118)            (131)            (15)
                                                                   ------          ------            -----            ----
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................          282           1,598              304             320
                                                                   ------          ------            -----            ----
Net Increase (Decrease) in Equity...........................           40           1,705              292             351

EQUITY
  Beginning of Period.......................................        1,705              --              351              --
                                                                   ------          ------            -----            ----
  End of Period.............................................       $1,745          $1,705            $ 643            $351
                                                                   ======          ======            =====            ====

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account C Financial Statements        B-16

            RUSSELL                         RUSSELL                       RUSSELL
          NON-U.S. #               REAL ESTATE SECURITIES #             CORE BOND #
-------------------------------   ---------------------------   ---------------------------
                   EIGHT MONTHS                  EIGHT MONTHS                  EIGHT MONTHS
     YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
       $  53           $ 11          $   50          $  4           $ 18           $ 14
          15             --              36            --             (3)            --
        (199)            73             126            (6)            23            (14)
       -----           ----          ------          ----           ----           ----
        (131)            84             212            (2)            38             --
       -----           ----          ------          ----           ----           ----

         125            124             151            16             77            106
          --             --              --            --             --             --
        (152)            --             (48)           --            (43)            (3)
         516            405           2,707           109             81            281
        (105)           (48)           (473)          (21)           (51)            --
       -----           ----          ------          ----           ----           ----
         384            481           2,337           104             64            384
       -----           ----          ------          ----           ----           ----
         253            565           2,549           102            102            384

         565             --             102            --            384             --
       -----           ----          ------          ----           ----           ----
       $ 818           $565          $2,651          $102           $486           $384
       =====           ====          ======          ====           ====           ====

                                      B-17        Account C Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
December 31, 2000

NOTE 1 -- NML Variable Annuity Account C (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Beginning December 31, 1991, two versions of the contract are offered: Front Load contracts with a sales charge up to 4 1/2% of purchase payments and Simplified Load contracts with an installment fee of $750.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

The Funds are open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustments and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in the Funds shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of the Funds shares for the year ended December 31, 2000 by each Division are shown below:

        DIVISIONS            PURCHASES       SALES
        ---------            ---------       -----
Small Cap Growth Stock
  Division................  $21,822,710   $ 1,131,840
Aggressive Growth Stock
  Division................   47,835,326    18,536,546
International Equity
  Division................   31,939,632    25,522,098
Index 400 Stock
  Division................   12,366,486       615,601
Growth Stock Division.....   12,950,757     6,871,377
Growth & Income Stock
  Division................    5,847,806    12,730,171
Index 500 Stock
  Division................   21,135,615    42,005,726
Balanced Division.........   19,926,273    38,332,517
High Yield Bond
  Division................    2,046,585     3,398,369
Select Bond Division......    5,061,775     9,000,392
Money Market Division.....   14,029,450    21,273,753
Russell Multi-Style Equity
  Division................      851,426       510,026
Russell Aggressive Equity
  Division................      646,095       276,105
Russell Non-U.S.
  Division................      646,150       208,804
Russell Real Estate
  Securities Division.....    3,116,036       736,889
Russell Core Bond
  Division................      179,473        97,425

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 6 1/2/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 1 1/2% annual rates, respectively.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 1/2% of 1% of the net assets of each Division attributable to these contracts and is paid to Northwestern

Notes to Financial Statements         B-18

Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 3/4% of 1% annual rate.

Since 1996, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Deposit in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

                                      B-19         Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
December 31, 2000
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                                               GROUP VARIABLE ANNUITY CONTRACT ISSUED:
                                           --------------------------------------------------------------------------------
                                             BEFORE DECEMBER 17, 1981 OR BETWEEN           AFTER DECEMBER 16, 1981 AND
                                            APRIL 30, 1984 AND DECEMBER 31, 1991              PRIOR TO MAY 1, 1984
                                           ---------------------------------------    -------------------------------------
                                           ACCUMULATION       UNITS                   ACCUMULATION       UNITS
                DIVISION                    UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING    EQUITY
 --------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock................     $19.859931          859       $ 17,060     $19.695066         --         $    8
 Aggressive Growth Stock...............      60.845203        1,855        112,882      57.897540          2             91
 International Equity..................       2.477334       20,581         50,987       2.384172         26             63
 Index 400 Stock.......................      13.224995          757         10,007      13.115131         --             --
 Growth Stock..........................      31.531943          978         30,839      30.498976         --              3
 Growth and Income Stock...............      25.243989          651         16,431      24.416867          2             44
 Index 500 Stock.......................      51.325633        2,463        126,430      48.834231          9            462
 Balanced..............................      94.345469          885         83,471      85.820221         31          2,639
 High Yield Bond.......................      15.560950          152          2,359      15.050970         --              5
 Select Bond...........................      98.036463           60          5,876      89.133511         --             20
 Money Market..........................      32.311690           34          1,087      29.426661         --             --
 Russell Multi-Style Equity............       9.440627           24            229       9.362193         --             --
 Russell Aggressive Equity.............      11.017913            1             10      10.926333         --             --
 Russell Non-U.S.......................      10.725190            3             30      10.636093         --             --
 Russell Real Estate Securities........      11.800164          192          2,265      11.702144         --             --
 Russell Core Bond.....................      10.905549           --             --      10.814951         --             --
                                                                          --------                                   ------
   Equity..............................                                    459,963                                    3,335
   Annuity Reserves....................                                         --                                      825
                                                                          --------                                   ------
   Total Equity........................                                   $459,963                                   $4,160
                                                                          ========                                   ======

                                                              GROUP COMBINATION ANNUITY CONTRACT ISSUED:
                                           ---------------------------------------------------------------------------------
                                                  AFTER DECEMBER 31, 1991                    AFTER DECEMBER 31, 1991
                                                     FRONT LOAD VERSION                      SIMPLIFIED LOAD VERSION
                                           --------------------------------------    ---------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
 ---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock................     $1.964602           326       $   641     $1.945087         1,197       $  2,329
 Aggressive Growth Stock...............      3.785207         2,115         8,004      5.691856         6,385         36,341
 International Equity..................      2.357007         1,654         3,898      2.251266         4,672         10,518
 Index 400 Stock.......................      1.308249           295           386      1.295242           776          1,005
 Growth Stock..........................      3.019678           815         2,460      2.901600         3,221          9,345
 Growth and Income Stock...............      2.417488         1,320         3,190      2.322995         4,330         10,058
 Index 500 Stock.......................      3.570426         2,724         9,727      4.432423         8,286         36,727
 Balanced..............................      2.499718         4,448        11,119      7.368231         5,216         38,431
 High Yield Bond.......................      1.490196           166           248      1.431888         1,126          1,612
 Select Bond...........................      1.706832           737         1,258      7.615016           896          6,819
 Money Market..........................      1.442872           641           925      2.654580         3,716          9,864
 Russell Multi-Style Equity............      0.933887           381           356      0.924598         1,254          1,160
 Russell Aggressive Equity.............      1.089907           140           153      1.079072           445            480
 Russell Non-U.S.......................      1.060950           208           220      1.050412           540            567
 Russell Real Estate Securities........      1.167301            69            81      1.155691           264            305
 Russell Core Bond.....................      1.078791           260           280      1.068073           192            205
                                                                          -------                                   --------
   Equity..............................                                    42,946                                    165,766
   Annuity Reserves....................                                        --                                         --
                                                                          -------                                   --------
   Total Equity........................                                   $42,946                                   $165,766
                                                                          =======                                   ========

Notes to Financial Statements         B-20

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account C and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2000, and the results of each of their operations and the changes in each of their equity for the year then ended and for the year or period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLC]

Milwaukee, Wisconsin
January 26, 2001

                                      B-21                   Accountants' Report

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statement of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policies.

                                                                   DECEMBER 31,
                                                                ------------------
                                                                 2000       1999
----------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $40,607    $36,792
  Common and preferred stocks...............................      6,216      7,108
  Mortgage loans............................................     14,431     13,416
  Real estate...............................................      1,627      1,666
  Policy loans..............................................      8,504      7,938
  Other investments.........................................      4,508      3,443
  Cash and temporary investments............................      1,217      1,159
                                                                -------    -------
     TOTAL INVESTMENTS......................................     77,110     71,522
  Due and accrued investment income.........................      1,008        893
  Deferred premium and other assets.........................      1,510      1,409
  Separate account assets...................................     12,497     12,161
                                                                -------    -------
     TOTAL ASSETS...........................................    $92,125    $85,985
                                                                =======    =======

LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $62,816    $57,992
  Policyowner dividends payable.............................      3,350      3,100
  Interest maintenance reserve..............................        378        491
  Asset valuation reserve...................................      2,298      2,371
  Income taxes payable......................................      1,228      1,192
  Other liabilities.........................................      3,662      3,609
  Separate account liabilities..............................     12,497     12,161
                                                                -------    -------
     TOTAL LIABILITIES......................................     86,229     80,916
  Surplus...................................................      5,896      5,069
                                                                -------    -------
     TOTAL LIABILITIES AND SURPLUS..........................    $92,125    $85,985
                                                                =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Financial Position

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                -----------------------------
                                                                 2000       1999       1998
---------------------------------------------------------------------------------------------
REVENUE
  Premiums..................................................    $ 8,925    $ 8,344    $ 8,021
  Net investment income.....................................      5,339      4,766      4,536
  Other income..............................................      1,118        970        922
                                                                -------    -------    -------
      TOTAL REVENUE.........................................     15,382     14,080     13,479
                                                                -------    -------    -------

BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........      4,541      4,023      3,602
  Net additions to policy benefit reserves..................      4,815      4,469      4,521
  Net transfers to separate accounts........................        469        516        564
                                                                -------    -------    -------
      TOTAL BENEFITS........................................      9,825      9,008      8,687
  Operating expenses........................................      1,416      1,287      1,297
                                                                -------    -------    -------
      TOTAL BENEFITS AND EXPENSES...........................     11,241     10,295      9,984
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......      4,141      3,785      3,495
Policyowner dividends.......................................      3,334      3,091      2,869
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................        807        694        626
Income tax expense..........................................        125        203        301
                                                                -------    -------    -------
      NET GAIN FROM OPERATIONS..............................        682        491        325
Net realized capital gains..................................      1,147        846        484
                                                                -------    -------    -------
      NET INCOME............................................    $ 1,829    $ 1,337    $   809
                                                                =======    =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                      B-23  Consolidated Statement of Operations

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 2000       1999      1998
-------------------------------------------------------------------------------------------
Beginning of Year Balance...................................    $ 5,069    $4,741    $4,101
    Net income..............................................      1,829     1,337       809
    (Decrease) increase in net unrealized gains.............     (1,043)      213      (147)
    Decrease (increase) in asset valuation reserve..........         73      (377)      (20)
    Charge-off of goodwill (Note 7).........................        (12)     (842)       --
    Other, net..............................................        (20)       (3)       (2)
                                                                -------    ------    ------
    NET INCREASE IN SURPLUS.................................        827       328       640
                                                                -------    ------    ------
End of Year Balance.........................................    $ 5,896    $5,069    $4,741
                                                                =======    ======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Changes in Surplus

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                 2000         1999         1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 7,051      $ 6,585      $ 6,405
  Investment income received................................      5,000        4,476        4,216
  Disbursement of policy loans, net of repayments...........       (566)        (358)        (416)
  Benefits paid to policyowners and beneficiaries...........     (4,739)      (4,199)      (3,740)
  Net transfers to separate accounts........................       (469)        (516)        (564)
  Operating expenses and taxes..............................     (1,845)      (1,699)      (1,749)
  Other, net................................................        224          (56)         (83)
                                                                -------      -------      -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,656        4,233        4,069
                                                                -------      -------      -------

CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     29,539       20,788       28,720
     Common and preferred stocks............................      9,437       13,331       10,359
     Mortgage loans.........................................      1,198        1,356        1,737
     Real estate............................................        302          216          159
     Other investments......................................        659          830          768
                                                                -------      -------      -------
                                                                 41,135       36,521       41,743
                                                                -------      -------      -------

  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     33,378       22,849       30,873
     Common and preferred stocks............................      8,177       13,794        9,642
     Mortgage loans.........................................      2,261        2,500        3,135
     Real estate............................................        224          362          268
     Other investments......................................      1,535        1,864          567
                                                                -------      -------      -------
                                                                 45,575       41,369       44,485
                                                                -------      -------      -------
  Net (decrease) increase due to securities lending and
     other..................................................       (158)         499         (624)
                                                                -------      -------      -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,598)      (4,349)      (3,366)
                                                                -------      -------      -------
       NET INCREASE (DECREASE) IN CASH AND TEMPORARY
        INVESTMENTS.........................................         58         (116)         703
Cash and temporary investments, beginning of year...........      1,159        1,275          572
                                                                -------      -------      -------
Cash and temporary investments, end of year.................    $ 1,217      $ 1,159      $ 1,275
                                                                =======      =======      =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                      B-25  Consolidated Statement of Cash Flows

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 2000, 1999 and 1998

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance ("OCI") of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance regarding matters where statutory accounting has been silent and changes current statutory accounting regarding some matters. The OCI has adopted Codification effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to be an increase, primarily as a result of deferred tax accounting and investment valuations.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities and (5) majority-owned non-insurance subsidiaries are consolidated. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS
The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at lower of cost or market, and unconsolidated subsidiaries and affiliates are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost (less depreciation and encumbrances) or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS
Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS
Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries and affiliates' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold.

Notes to Consolidated Statutory Financial Statements

Unrealized investment gains and losses include changes in the fair value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE
The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE
The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. Increases or decreases in AVR are recorded directly to surplus.

SEPARATE ACCOUNTS
Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES
Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME
Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES
Benefit payments to policyowners and beneficiaries include death, surrender, annuity and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS
Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS
Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due, or used to purchase additional insurance. The vast majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the Statement of Operations. These dividends are reported as a reduction of premium cash inflow in the Statement of Cash Flows.

2. INVESTMENTS

DEBT SECURITIES
Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

                            Notes to Consolidated Statutory Financial Statements

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 2000 and 1999 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 2000      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,761      $  279      $   (48)     $ 3,992
Mortgage-backed
  securities.........     9,551         242          (50)       9,743
Corporate and other
  debt securities....    27,295         536         (940)      26,891
                        -------      ------      -------      -------
                         40,607       1,057       (1,038)      40,626
Preferred stocks.....       257          11           (1)         267
                        -------      ------      -------      -------
     Total...........   $40,864      $1,068      $(1,039)     $40,893
                        =======      ======      =======      =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 2000 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     STATEMENT    ESTIMATED
                                       VALUE      FAIR VALUE
                                     ---------    ----------
                                          (IN MILLIONS)
Due in one year or less..........     $   566      $   570
Due after one year through five
  years..........................       6,173        6,100
Due after five years through ten
  years..........................      12,871       12,789
Due after ten years..............      11,703       11,691
                                      -------      -------
                                       31,313       31,150
Mortgage-backed securities.......       9,551        9,743
                                      -------      -------
                                      $40,864      $40,893
                                      =======      =======

STOCKS
The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 2000 and 1999 was $4.7 billion and $4.9 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE
Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 2000 and 1999 was $14.7 billion and $13.2 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 2000 and 1999, real estate includes $29 million and $39 million, respectively, acquired through foreclosure and $109 million and $114 million, respectively, of home office real estate.

REALIZED AND UNREALIZED GAINS AND LOSSES
Realized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2000
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  369      $(416)      $  (47)
Common and preferred
  stocks.....................      1,534       (333)       1,201
Mortgage loans...............         --        (25)         (25)
Real estate..................        101         --          101
Other invested assets........        395       (177)         218
                                  ------      -----       ------
                                   2,399       (951)       1,448
                                  ------      -----       ------
Less: Capital gains taxes....                                353
Less: IMR (losses) gains.....                                (52)
                                                          ------
Net realized capital gains...                             $1,147
                                                          ======

Notes to Consolidated Statutory Financial Statements

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1999
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  219      $(404)      $ (185)
Common and preferred
  stocks.....................      1,270       (255)       1,015
Mortgage loans...............         22        (12)          10
Real estate..................         92         --           92
Other invested assets........        308       (189)         119
                                  ------      -----       ------
                                   1,911       (860)       1,051
                                  ------      -----       ------
Less: Capital gains taxes....                                244
Less: IMR (losses) gains.....                                (39)
                                                          ------
Net realized capital gains...                             $  846
                                                          ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1998
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  514      $(231)      $  283
Common and preferred
  stocks.....................        885       (240)         645
Mortgage loans...............         18        (11)           7
Real estate..................         41         --           41
Other invested assets........        330       (267)          63
                                  ------      -----       ------
                                   1,788       (749)       1,039
                                  ------      -----       ------
Less: Capital gains taxes....                                358
Less: IMR (losses) gains.....                                197
                                                          ------
Net realized capital gains...                             $  484
                                                          ======

Changes in net unrealized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                     -------------------------
                                      2000      1999     1998
                                      ----      ----     ----
                                           (IN MILLIONS)
Bonds............................    $  (208)   $(178)   $ (97)
Common and preferred stocks......       (851)     415       29
Mortgage loans...................         (2)     (10)     (16)
Real estate......................         (4)      (2)      --
Other............................         22      (12)     (63)
                                     -------    -----    -----
                                     $(1,043)   $ 213    $(147)
                                     =======    =====    =====

SECURITIES LENDING
The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.4 billion and $2.1 billion, respectively, are included in the consolidated statements of financial position at December 31, 2000 and 1999, and approximate the statement value of securities loaned at those dates.

DERIVATIVE FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options, floors and swaps.

                            Notes to Consolidated Statutory Financial Statements

The Company held the following positions for hedging purposes at December 31, 2000 and 1999:

                                                   NOTIONAL AMOUNTS
                                             ----------------------------
                                             DECEMBER 31,    DECEMBER 31,
DERIVATIVE FINANCIAL INSTRUMENT                  2000            1999                      RISKS REDUCED
-------------------------------              ------------    ------------                  -------------
                                                    (IN MILLIONS)
Forward Contracts........................       $1,203           $967        Currency exposure on foreign-denominated
                                                                             investments and future commitments.
Common Stock Futures and Swaps...........          565            620        Stock market price fluctuation.
Bond Futures.............................           --             50        Bond market price fluctuation.
Options to acquire Interest Rate Swaps...          452            419        Interest rates payable on certain annuity
                                                                             and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................          200            203        Interest rates on variable rate notes and
                                                                             currency exposure on foreign-denominated
                                                                             bonds.
Default Swaps............................           52             52        Default exposure on certain bond
                                                                             investments.
Interest Rate Floors.....................          525             --        Interest rates payable on certain annuity
                                                                             contracts.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 2000 and 1999. The notional amount of equity swaps outstanding at December 31, 2000 and 1999 was $0 and $136 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. Fair valuation adjustments for interest rate swaps, bond futures and options to acquire interest rate swaps are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 2000, 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized gains (losses) of $117 million, $(55) million and $(104) million, respectively, and net unrealized gains (losses) of $42 million, $17 million and $(58) million, respectively, on derivative instruments.

3. RESERVES FOR POLICY BENEFITS
Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

4. EMPLOYEE AND AGENT BENEFIT PLANS
The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The

Notes to Consolidated Statutory Financial Statements expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of January 1, 2000, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $122 million and $109 million for nonqualified defined benefit plans at December 31, 2000 and 1999, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $32 million, $31 million and $29 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 2000, 1999 and 1998, respectively. The defined benefit and defined contribution plans' assets of $2.3 billion and $2.2 billion at December 31, 2000 and 1999, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 were a net expense of $6.8 million, $5.0 million and $1.8 million, respectively.

                                                       DECEMBER 31,        DECEMBER 31,
                                                           2000                1999
                                                    ------------------  ------------------
Unfunded postretirement benefit obligation for
  retirees and other fully eligible employees
  (Accrued in statement of financial position)....  $47 million         $40 million
Estimated postretirement benefit obligation for
  active non-vested employees (Not accrued until
  employee vests).................................  $76 million         $68 million
Discount rate.....................................  7%                  7%
Health care cost trend rate.......................  10% to an ultimate  10% to an ultimate
                                                    5%, declining 1%    5%, declining 1%
                                                    for 5 years         for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 2000 and 1999 would have been increased by $7 million and $6 million, respectively.

At December 31, 2000 and 1999, the recorded postretirement benefit obligation was reduced by $22 million and $28 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

5. REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 2000 and 1999 were reported net of ceded reserves of $663 million and $584 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 2000, 1999 and 1998 was as follows:

                               2000       1999      1998
                              -------    ------    ------
                                     (IN MILLIONS)
Direct premiums...........    $ 9,419    $8,785    $8,426
Premiums ceded............       (494)     (441)     (405)
                              -------    ------    ------
Net premiums..............    $ 8,925    $8,344    $8,021
                              =======    ======    ======
Benefits to policyowners
  and beneficiaries.......     10,063     9,205    $8,869
Benefits ceded............       (238)     (197)     (182)
                              -------    ------    ------
Net benefits to
  policyowners and
  beneficiaries...........    $ 9,825    $9,008    $8,687
                              =======    ======    ======

In addition, the Company received $146 million, $133 million and $121 million for the years ended December 31, 2000, 1999 and 1998, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company;

                            Notes to Consolidated Statutory Financial Statements
consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

6. INCOME TAXES
Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 2000, 1999 and 1998 was 16%, 29%, and 48% respectively. In 2000 and 1999, the effective rates were less than the federal corporate rate of 35% due primarily to differences between book and tax investment income and, in 2000, prior year adjustments. In 1998, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

7. RELATED PARTY TRANSACTIONS
The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $955 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 2000 and 1999, the Company charged-off directly from surplus approximately $12 million and $842 million respectively, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 2000 and 1999, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $220 million and $287 million for 2000 and 1999, respectively, were recorded on this transaction, based on the fair value of the assets upon transfer.

8. CONTINGENCIES
The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $101 million at December 31, 2000 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.8 billion at December 31, 2000 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's results of operations or financial position.

Notes to Consolidated Statutory Financial Statements

[PRICEWATERHOUSECOOPERS - LETTERHEAD]

R EPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2000 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

[PRICEWATERHOUSECOOPERS LLP]
January 23, 2001

                                      B-33                   Accountants' Report

                               TABLE OF CONTENTS



                                                                                                   PAGE
                                                                                                   ----

GENERAL INFORMATION..................................................................................B-2
DISTRIBUTION OF THE
  CONTRACTS..........................................................................................B-2
DETERMINATION OF ANNUITY
  PAYMENTS...........................................................................................B-2
    Amount of Annuity Payments.......................................................................B-2
    Annuity Unit Value...............................................................................B-3
    Illustrations of Variable Annuity
      Payments.......................................................................................B-3
VALUATION OF ASSETS OF THE
  ACCOUNT............................................................................................B-4

TRANSFERABILITY RESTRICTIONS.........................................................................B-4
EXPERTS..............................................................................................B-4

FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2000 and for each of the two years in the period ended
  December 31, 2000).................................................................................B-5
Report of Independent
  Accountants (as of December 31, 2000 and for each of the two years in the period ended
  December 31, 2000)................................................................................B-21
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
  (as of December 31, 2000 and 1999 and for each of the three years in the period ended
   December 31, 2000)...............................................................................B-22
Report of Independent
  Accountants (as of December 31, 2000 and 1999 and for each of the three years in the period ended
  December 31, 2000)................................................................................B-33


                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements
                  The financial statements of NML Variable Annuity Account C and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                  NML Variable Annuity Account C
                  ------------------------------
                  (for the two years ended December 31, 2000)
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Changes in Equity
                    Notes to Financial Statements
                    Report of Independent Accountants

                  The Northwestern Mutual Life Insurance Company (for the three years ended December 31, 2000)
                    Consolidated Statement of Financial Position
                    Consolidated Statement of Operations
                    Consolidated Statement of Changes in Surplus
                    Consolidated Statement of Cash Flows
                    Notes to Consolidated Statutory Financial Statements
                    Report of Independent Accountants

         (b)  Exhibits

         Exhibit B(10)          Consent of PricewaterhouseCoopers LLP

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 20 on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated April 25, 2000 and are incorporated herein by reference:

         Exhibit B(1)(a)      Resolution of the Board of Trustees of The
                              Northwestern Mutual Life Insurance Company creating the Account

         Exhibit B(1)(b)      Resolution of the Board of Trustees of The
                              Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account "NML Variable Annuity Account C"

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 19 on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated February 25, 1999, and are incorporated herein by reference:

         Exhibit B(4)(a)      Group Combination Annuity Contract, NVP.1C.(0594),
                              with amended application, including Contract amendment (sex neutral)

         Exhibit B(5)         The application form is included in
                              Exhibit B(4)(a) above

         Exhibit B(8)(a)      Form of Participation Agreement Among Russell
                              Insurance Funds, Russell Fund Distributors, Inc.
                              and The Northwestern Mutual Life Insurance Company

         Exhibit B(8)(b)      Form of Administrative Service Fee Agreement
                              between The Northwestern Mutual Life Insurance
                              Company and Frank Russell Company

         The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference:

         Exhibit A(6)(b)      Amended By-Laws of The Northwestern Mutual Life
                              Insurance Company dated January 28, 1998

         The following exhibit was filed in electronic format with Post-Effective Amendment No. 16 on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated April 26, 1996, and is incorporated herein by reference:

                  EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

         The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of March 1, 2001, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES



Name                                               Business Address
----                                               ----------------


R. Quintus Anderson                                Aarque Capital Corporation
                                                   20 West Fairmount Avenue
                                                   P.O. Box 109
                                                   Lakewood, NY 14750-0109

Edward E. Barr                                     Sun Chemical Corporation
                                                   222 Bridge Plaza South
                                                   Fort Lee, NJ  07024

Gordon T. Beaham III                               Faultless Starch/Bon Ami Co.
                                                   1025 West Eighth Street
                                                   Kansas City, MO 64101

Robert C. Buchanan                                 Fox Valley Corporation
                                                   100 West Lawrence Street
                                                   P.O. Box 727
                                                   Appleton, WI  54911

George A. Dickerman                                68 Normandy Road
                                                   Longmeadow, MA  01106-1259




Pierre S. du Pont                          Richards, Layton and Finger
                                           P.O. Box 551
                                           1 Rodney Square
                                           Wilmington, DE 19899

James D. Ericson                           The Northwestern Mutual Life
                                           Insurance Company
                                           720 East Wisconsin Avenue
                                           Milwaukee, WI 53202

J. E. Gallegos                             Gallegos Law Firm
                                           460 St. Michaels Drive
                                           Building 300
                                           Santa Fe, NM 87505

Stephen N. Graff                           805 Lone Tree Road
                                           Elm Grove, WI 53122-2014

Patricia Albjerg Graham                    Graduate School of Education
                                           Harvard University
                                           420 Gutman
                                           Cambridge, MA  02138

James P. Hackett                           Steelcase Inc.
                                           901 - 44th Street
                                           Grand Rapids, MI  49508

Stephen F. Keller                          101 South Las Palmas Avenue
                                           Los Angeles, CA 90004

Barbara A. King                            Landscape Structures, Inc.
                                           Route 3
                                           601-7th Street South
                                           Delano, MN 55328

J. Thomas Lewis                            228 St. Charles Avenue
                                           Suite 1024
                                           New Orleans, LA 70130

Daniel F. McKeithan, Jr.                   Tamarack Petroleum Company, Inc.
                                           Suite 1920
                                           777 East Wisconsin Avenue
                                           Milwaukee, WI 53202

Guy A. Osborn                              3809 West Fairway Heights Drive
                                           Mequon, WI  53092

Timothy D. Proctor                         Diageo plc
                                           Kingsley House
                                           1a Wimpole Street
                                           London W1G 0DA
                                           Great Britain


H. Mason Sizemore, Jr.                     The Seattle Times
                                           Fairview Avenue North and John Street
                                           P.O. Box 70
                                           Seattle, WA  98109

Harold B. Smith, Jr.                       Illinois Tool Works, Inc.
                                           3600 West Lake Avenue
                                           Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                     Carolina Power & Light Company
                                           411 Fayetteville Street Mall
                                           P.O. Box 1551
                                           Raleigh, NC  27602

Peter M. Sommerhauser                      Godfrey & Kahn, S.C.
                                           780 North Water Street
                                           Milwaukee, WI 53202-3590

John E. Steuri                             52 River Ridge Road
                                           Little Rock, AR 72227-1518

John J. Stollenwerk                        Allen-Edmonds Shoe Corporation
                                           201 East Seven Hills Road
                                           P.O. Box 998
                                           Port Washington, WI 53074-0998

Barry L. Williams                          Williams Pacific Ventures, Inc.
                                           109 Stevenson Street - 5th Floor
                                           San Francisco, CA 94105-3409

Kathryn D. Wriston                         c/o Shearman & Sterling
                                           599 Lexington Avenue, Room 1064
                                           New York, NY 10022

Edward J. Zore                             The Northwestern Mutual Life
                                           Insurance Company
                                           720 East Wisconsin Avenue
                                           Milwaukee, WI 53202


EXECUTIVE OFFICERS

Name                                                          Title
----                                                          -----

James D. Ericson                          Chairman and Chief Executive Officer; Trustee
Edward J. Zore                            President, Trustee
John M. Bremer                            Senior Executive Vice President and Secretary
                                            (Administration/Chief Compliance Officer)
Peter W. Bruce                            Senior Executive Vice President (Insurance)
Deborah A. Beck                           Executive Vice President (Planning and Technology)
William H. Beckley                        Executive Vice President (Agencies)
Bruce L. Miller                           Executive  Vice President (Marketing)
Mark G. Doll                              Senior Vice President (Public Markets)
Richard L. Hall                           Senior Vice President (Life Insurance)
William C. Koenig                         Senior Vice President and Chief Actuary
Donald L. Mellish                         Senior Vice President (Field Systems Administration)
Gary A. Poliner                           Senior Vice President & CFO
Charles D. Robinson                       Senior Vice President (Investment Products and Services)
Mason G. Ross                             Senior Vice President and Chief Investment Officer
John E. Schlifske                         Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein                      Senior Vice President (Annuity and Accumulation Products)
Frederic H. Sweet                         Senior Vice President (Corporate and Government Relations)
Walt J. Wojcik                            Senior Vice President (Information Systems)
Robert J. Berdan                          Vice President and General Counsel
Steven T. Catlett                         Vice President (New Business)
Thomas E. Dyer                            Vice President (Corporate Services)
Christine H. Fiasca                       Vice President (Agency Development)
Gary E. Long                              Vice President and Controller
Susan A. Lueger                           Vice President (Human Resources)
Jean M. Maier                             Vice President (Field Services Support)
Meridee J. Maynard                        Vice President (Marketing)
Gregory C. Oberland                       Vice President (Disability Income)
Barbara F. Piehler                        Vice President (Internet)
Marcia Rimai                              Vice President (Policyowner Services)
James F. Reiskytl                         Vice President (Tax and Financial Planning)
Lora A. Rosenbaum                         Vice President (Compliance/Best Practices)
J. Edward Tippetts                        Vice President (Field Training and Development)
Martha M. Valerio                         Vice President (Technology Research and Web Resources)
David B. Wescoe                           Vice President (Northwestern Mutual Investment Services)
W. Ward White                             Vice President (Communications)
Michael L. Youngman                       Vice President (Government Relations)




OTHER OFFICERS

Name                                                                   Title
----                                                                   -----

John M. Abbott                                       Director - Benefits Resources
Jac Amerell                                          Associate Director - Investment Accounting
Carl G. Amick                                        Director - Disability Products/Standards
Thomas R. Anderson                                   Vice President - Sales/Marketing
Maria J. Avila                                       Associate Director - Information Systems
Michael J. Backus                                    Associate Director - Information Systems
John E. Bailey                                       Senior Actuary


Nicholas H. Bandow                                   Assistant Director - Information Systems
Margaret A. Barkley                                  Director - Agency
Walter L. Barlow                                     Assistant Director - Education
Rebekah B. Barsch                                    Director NML Foundation
Bradford P. Bauer                                    Assistant Director - Advanced Marketing
Blaise C. Beaulier                                   Assistant Director - Information Systems
Faye M. Belschner                                    Assistant Director - Marketing
Beth M. Berger                                       Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                                Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                                      Assistant Director - Controllers
D. Rodney Bluhm                                      Assistant General Counsel
Jessica J. Borgmann                                  Assistant Director - Agency
Willette Bowie                                       Employee Relations Director
Kathryn A. Boziel                                    Assistant Director - Life Products
Martin R. Braasch                                    Director - Disability Underwriting Standards
Patricia R. Braeger                                  Associate Director - Information Systems
Jennifer L. Brase                                    Assistant Director - Agency
James A. Brewer                                      Investment Research Officer
Anne T. Brower                                       Assistant General Counsel
William J. Buholzer                                  Director - Employee Benefits
Michael S. Bula                                      Assistant General Counsel
Troy M. Burbach                                      Assistant Director - Information Systems
Jerry C. Burg                                        Director - Field Benefits
Richard F. Burgarino                                 Assistant Director - Information Systems
Pency P. Byhardt                                     Assistant Director - New Business
Gregory B. Bynan                                     Director - Corporate Services
Pamela C. Bzdawka                                    Assistant Director - Advanced Marketing
Kim M. Cafaro                                        Director - Investment Services
John E. Cain                                         Assistant Director - Life Benefits
Gwen C. Canady                                       Assistant Controller
Shanklin B. Cannon, M.D.                             Medical Director - Life Products/Research
Terese J. Capizzi                                    Director - Long Term Care
Kurt P. Carbon                                       Associate Director - Underwriting Standards
John P. Carrick                                      Assistant Director - Information Systems
Michael G. Carter                                    Director - Corporate Planning & Projects
William W. Carter                                    Associate Actuary
John E. Caspari                                      Assistant Director - Advertising & Corporate
                                                       Information
Walter J. Chossek                                    Associate Controller
Thomas R. Christenson                                Director - Employee Product Services
Eric P. Christophersen                               Director - Investment Services
Alan E. Close                                        Associate Controller
Carolyn M. Colbert                                   Assistant Director - New Business
James L. Coleman                                     Vice President - Marketing
Margaret Winter Combe                                Director - Agency Development
Robyn S. Cornelius                                   Assistant Director - Field Financial Services
Virginia A. Corwin                                   Assistant Director - New Business
Barbara E. Courtney                                  Associate Director - Mutual Funds
Dennis J. Darland                                    Assistant Director - Disability Income
Thomas H. Davis                                      Associate Director - Information Systems
Nicholas De Fino                                     Assistant Director - Real Estate Investments
Glen W. DeZeeuw                                      Director - Agency Development
Carol A. Detlaf                                      Director - Annuity Administration


Colleen Devlin                                       Assistant Director - Communications
Jennifer L. Docea                                    Assistant Actuary
Lisa C. Dodd                                         Director - Policyowner Services
Richard P. Dodd                                      Assistant Director - Agency Development
Daniel C. Dougherty                                  Director - Personal Markets
Margaret T. Dougherty                                Associate Director - Information Systems
John R. Dowell                                       Director - Workforce Diversity
William O. Drehfal                                   Director - Creative Services
Steven J. Dryer                                      Associate Director - Investment Services
Vlasta I. Duffy                                      Assistant Director - Agency Development
John E. Dunn                                         Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula                                 Director - Field Financial Services
James R. Eben                                        Assistant General Counsel and Assistant
                                                       Secretary
Magda El Sayed                                       Assistant Director - Information Systems
John C. Ertz                                         Assistant Director - Agency Development
Michael S. Ertz                                      Director - Agency
Thomas F. Fadden                                     Assistant Director - Information Systems
Zenia J. Fieldbinder                                 Assistant Director - Annuity Accumulation Products
Richard F. Fisher                                    Senior Actuary
Marcia L. Fitzgerald                                 Assistant Director - New Business
Dennis J. Fitzpatrick                                Director - Advanced Marketing
Jon T. Flaschner                                     Vice President - Field Services & Support
Kate M. Fleming                                      Assistant General Counsel and Assistant Secretary
Carol J. Flemma                                      Director - Long Term Care
Laurie Flessas                                       Assistant Director - Life Marketing
Donald Forecki                                       Investment Officer - Treasury Operations
Stephen H. Frankel                                   Vice President - Actuarial
James Frasher                                        Assistant General Counsel
Anne A. Frigo                                        Assistant Director - New Business
Richard R. Garthwait                                 Vice President - Field Financial Services
Don P. Gehrke                                        Assistant Director - Investment Services
David L. Georgenson                                  Director - Agent Development
Timothy L. Gergens                                   Financial Officer - Underwriting Standards
Paulette A. Getschman                                Assistant Director - Policyowner Services
James W. Gillespie                                   Vice President - Information Systems
Walter M. Givler                                     Director - New Business
Edwin P. Glass, Jr.                                  Vice President - Trust Services
Robert P. Glazier                                    Products Officer - Actuarial
Robert K. Gleeson, M.D.                              Vice President - Medical Director
Mark J. Gmach                                        Director -  Field Services & Support
Jason G. Goetze                                      Assistant Director - Long Term Care
William F. Grady                                     Director of Field Finances
Clarke C. Greene                                     Assistant General Counsel
John M. Grogan                                       Director - Disability Income
Thomas C. Guay                                       Director - Field Financial
Gregory A. Gurlik                                    Director - Long Term Care
Gerald A. Haas                                       Assistant Director - Information Systems
Patricia Ann Hagen                                   Associate Director - Information Systems
Ronald D. Hagen                                      Vice President - Long Term Care
Lori A. Hanes                                        Director - Human Resources
William M. Harris                                    Assistant Regional Director - South
Dennis R. Hart                                       Assistant Director - Agent Development

Gail A. Hart                                         Assistant Director - Policyowner Services
Paul F. Heaton                                       Vice President & Litigation Counsel
William L. Hegge                                     Associate Director of Telecommunications
Wayne F. Heidenreich                                 Medical Director
Susan J. Heinzelman                                  Assistant Actuary
Jacquelyn F. Heise                                   Human Resources Officer - Information Systems
Robert L. Hellrood                                   Director - New Business
Herbert F. Hellwig                                   Assistant Director - Individual Annuity Marketing
Jane A. Herman                                       Director - Term Upgrade
Gary M. Hewitt                                       Vice President & Treasurer
John G. Hickmann                                     Assistant Director - Field Financial Services
Donna R. Higgins                                     Associate Director - Information Systems
David L. Hilbert                                     Investment Officer
Karla D. Hill                                        Human Resource Officer - New Business
Susan G. Hill                                        Assistant Director - New Business
John D. Hillmer                                      Assistant Director - Information Systems
Hugh L. Hoffman                                      Assistant Director - Information Systems
Richard S. Hoffmann                                  Vice President - Audit
Terence J. Holahan                                   Assistant Director - Long Term Care
Bruce Holmes                                         Actuary
Diane B. Horn                                        Director - Compliance & Best Practices
Sharon A. Hyde                                       Assistant Director - Disability Income
Elizabeth S. Idleman                                 Assistant General Counsel and Assistant Secretary
Todd A. Jankowski                                    Investment Officer
Joseph P. Jansky                                     Assistant Director - Corporate Planning & Development
Michael D. Jaquint                                   Assistant Actuary
Dolores A. Juergens                                  Associate Director - Agency Events
Mark A. Kaprelian                                    Assistant General Counsel
Marilyn J. Katz                                      Assistant Director - Medical Staff
Loran M. Kaufman                                     Chief Investment Officer - Trust Services Project
John C. Kelly                                        Associate Controller
Kevin C. Kennedy                                     Assistant Director - Architecture
James B. Kern                                        Director - Disability Income
Donald C. Kiefer                                     Vice President - Actuarial
Jason T. Klawonn                                     Assistant Actuary
Allen B. Kluz                                        Director - Human Resources
Beatrice C. Kmiec                                    Assistant Director - New Business
James A. Koelbl                                      Assistant General Counsel and Assistant Secretary
John L. Kordsmeier                                   Director - New Business
Robert J. Kowalsky                                   Chief Architect - Information Systems
Carol L. Kracht                                      Assistant General Counsel & Assistant Secretary
Martha Krawczak                                      Life and Disability Products Officer - Policyowner
                                                        Services
Patricia A. Krueger                                  Assistant Director - Annuity Products
Jeffrey J. Krygiel                                   Associate Actuary
Todd Kuzminski                                       Assistant Controller
Dean A. Landry                                       Assistant Controller
Todd L. Laszewski                                    Associate Actuary
Patrick J. Lavin                                     Assistant Director - New Business
James L. Lavold                                      Associate Director of Meetings - Agency
Donna L. Lemanczyk                                   Assistant Closing Director - Real Estate Investments
Elizabeth J. Lentini                                 Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                                       Assistant General Counsel & Assistant Secretary

Mark P. Lichtenberger                                Associate Director - LINK Technical Planning
Paul E. Lima                                         Vice President - Emerging Markets
Steven M. Lindstedt                                  Associate Director - Information Systems
Melissa C. Lloyd                                     Assistant Director - Advanced Marketing
James Lodermeier                                     Assistant Director - Tax Planning
Kurt W. Lofgren                                      Assistant General Counsel
Debra J. Loveridge                                   Assistant Director - Field Services & Support
George R. Loxton                                     Assistant General Counsel & Assistant Secretary
Mary M. Lucci                                        Director - Compliance & Best Practices
Christine M. Lucia                                   Human Resources Officer - Policyowner Services
Mark J. Lucius                                       Corporate Information Officer
Merrill C. Lundberg                                  Assistant General Counsel & Assistant Secretary
Dean E. Mabie                                        Assistant General Counsel
Jon K. Magalska                                      Associate Actuary
Joseph M. Maier                                      Assistant General Counsel
Joseph Maniscalco                                    Associate Director - Information Systems
Raymond J. Manista                                   Assistant General Counsel
Steven C. Mannebach                                  Director of Field Development - Field Financial
                                                        Services
Jeffrey S. Marks                                     Director - Underwriting Standards
Steve Martinie                                       Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                                     Actuarial Products Officer
Shawn P. Mauser                                      Assistant Director Personal Markets
Michael G. May                                       Assistant Director - Field Training & Development
Margaret McCabe                                      Director - Disability Income
Richard A. McComb                                    Director - Human Resources
William L. McCown                                    Vice President & Investment Counsel
Paul E. McElwee                                      Assistant General Counsel & Assistant Secretary
Allen J. McDonell                                    Assistant Director - Compliance
James L. McFarland                                   Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                                   Director - Field Management Development
Mark J. McLennon                                     Director - Marketing
Arthur J. Mees, Jr.                                  Assistant Director - Field Financial Services
Larry S. Meihsner                                    Assistant General Counsel & Assistant Secretary
Robert G. Meilander                                  Vice President - Actuarial
Richard E. Meyers                                    Assistant General Counsel
Patricia A. Michel                                   Assistant Director - Policyowner Services
Lynn A. Milewski                                     Assistant Director - Annuity & Accumulation Products
Jay W. Miller                                        Vice President & Tax Counsel
Sara K. Miller                                       Vice President - Life Marketing
Loretta Mlekoday                                     Assistant Controller
Daniel P. Moakley                                    Assistant General Counsel
Jill Mocarski                                        Associate Medical Director
Tom M. Mohr                                          Long Term Care Officer
Richard C. Moore                                     Associate Actuary
Scott J. Morris                                      Assistant General Counsel and Assistant Secretary
Sharon A. Morton                                     Investment Officer - Treasury & Investment Operations
Adrian J. Mullin                                     Assistant Director - Personal Markets
Timothy P. Murphy                                    Assistant Director - Disability Income
Randolph J. Musil                                    Assistant Director - Advanced Marketing
John E. Muth                                         Assistant Director - Advanced Marketing
Susan M. Neitman                                     Assistant Director - Field Services & Support
David K. Nelson                                      Assistant General Counsel

Ronald C. Nelson                                     Director - Annuity Products
Timothy Nelson                                       Assistant Marketing Director - Compliance & Best
                                                        Practices
Leon W. Nesbitt                                      Vice President-Agency
Jeffrey J. Niehaus                                   Assistant Director - Annuity Products
Karen M. Niessing                                    Director - Policyowner Services
Daniel J. O'Meara                                    Director - Field Financial Services
Mary Joy O'Meara                                     Director - Field Financial Services
Mary S. Ogorchock                                    Assistant General Counsel
Kathleen A. Oman                                     Director - Policyowner Services
Ann L. Otte                                          Assistant Director - Field Services & Support
Timothy A. Otto                                      Assistant General Counsel & Assistant Secretary
Thomas A. Pajewski                                   Investment Research Officer - Treasury & Investment
                                                        Operations
Arthur V. Panighetti                                 Director - Tax and Financial Planning
Babette A. Parker                                    Assistant Director - Marketing
Christen L. Partleton                                Associate Director - Policyowner Services
Jeffrey L. Pawlowski                                 Assistant Director - Agency Development
David W. Perez                                       Assistant General Counsel
Judith L. Perkins                                    Assistant General Counsel & Assistant Secretary
Wilson D. Perry                                      Assistant General Counsel & Assistant Secretary
Peter T. Petersen                                    Assistant Director - Long Term Care
Gary N. Peterson                                     Actuary
William C. Pickering                                 Assistant General Counsel
Michele E. Pierz                                     Assistant Director - Field Services & Support
Harvey W. Pogoriler                                  Assistant General Counsel & Assistant Secretary
Rebecca L. Porter                                    Assistant Director - Corporate Planning
Randolph R. Powell, M.D.                             Medical Director
Brian D. Powers                                      Director - Trust Services
Mark A. Prange                                       Associate Director - Information Systems
Brian R. Pray                                        Assistant Regional Director - New Business
Thomas O. Rabenn                                     Assistant General Counsel and Assistant Secretary
Steven M. Radke                                      Legislative Representative
David R. Remstad                                     Vice President - Life Products
David R. Retherford                                  Assistant Director - Disability Income
Stephen M. Rhode                                     Assistant Director - Annuity Products
Richard R. Richter                                   Vice President - Agency
Daniel A. Riedl                                      Vice President & Financial Services Counsel
Kathleen M. Rivera                                   Vice President - Insurance Counsel
Bethany M. Rodenhuis                                 Assistant General Counsel and Assistant Secretary
Faith B. Rodenkirk                                   Assistant Director - Group Marketing
James S. Rolfsmeyer                                  Assistant Director - Information Systems
Tammy M. Roou                                        Assistant General Counsel
Robert K. Roska                                      Associate Director - Information Systems
Sue M. Roska                                         Director - New Business
Stephen G. Ruys                                      Associate Director - Information Systems
Laurence K. Ryan                                     Wholesaler - Trust Services Project
Matthew T. Sauer                                     Assistant Director - Corporate Planning
Mary Ann Schachtner                                  Director - Field Training & Development
Linda Ann Schaefer                                   Director - Policyowner Services
Timothy G. Schaefer                                  Assistant Director - Information Systems
Cal D. Schattschneider                               Assistant Director - Corporate Planning
Thomas F. Scheer                                     Assistant General Counsel & Assistant Secretary

Carlen A. Schenk                                     Associate Director - Compliance & Best Practices
Jane A. Schiltz                                      Vice President - Life Marketing
Kathleen H. Schluter                                 Assistant General Counsel & Assistant Secretary
Calvin R. Schmidt                                    Associate Director - Information Systems
Rodd Schneider                                       Assistant General Counsel and Assistant Secretary
Sarah R. Schneider                                   Assistant Director - Corporate Planning & Development
John O. Schnorr                                      Assistant Director - Compliance & Best Practices
Margaret R. Schoewe                                  Human Resources Officer - Information Systems
John F. Schroeder                                    Associate Director of Field Office Real Estate
Donna L. Schwartz                                    Assistant Director - New Business
Melva T. Seabron                                     Director - Corporate Services
Norman W. Seguin, II                                 Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                                    Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                                Assistant Director - Agency Development
Janet Z. Silverman                                   Director - New Business
Stephen M. Silverman                                 Assistant General Counsel
David W. Simbro                                      Vice President - Marketing
Paul W. Skalecki                                     Actuary
Cynthia S. Slavik                                    Assistant Director - Environmental Engineer
Mark W. Smith                                        Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                                 Investment Officer - Architecture
Richard P. Snyder                                    Assistant Director - Controllers
Steven W. Speer                                      Director - Annuity Products Marketing
Robert J. Spellman, M.D.                             Vice President & Chief Medical Director
Steve P. Sperka                                      Associate Actuary
Barbara J. Stansberry                                Projects Director - New Business
Steven H. Steidinger                                 Assistant Director - Life Marketing
Bonnie L. Steindorf                                  Director of Department Operations - Agency
William I. Sternman                                  Director - Corporate Planning
Karen J. Stevens                                     Assistant General Counsel & Assistant Secretary
Steven J. Stribling                                  Senior Actuary
Stephen J. Strommen                                  Associate Actuary
Theodore H. Strupp                                   Associate Director - Communications
Daniel J. Suprenant                                  Director - Group Disability Marketing
Cheryl L. Svehlek                                    Assistant Director - Disability Income
Victoria A. Sweigart                                 Human Resources Officer
Rachel L. Taknint                                    Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                                   Assistant Director - Tax and Financial Planning
Paul B. Tews                                         Director of Investment Planning - Treasury &
                                                       Investment Operations
Deanna L. Tillisch                                   Assistant Director - Media Relations
Susan M. Tompkins                                    Director - Marketing
Thomas W. Towers                                     Director - Public Relations
David F. Toy                                         Assistant Director - Marketing
Gloria E. Tracy                                      Assistant Director - Life Marketing
Linda K. Tredupp                                     Assistant Director - Information Systems
Chris G. Trost                                       Actuary
Mark J. Van Cleave                                   Assistant Director of Marketing Research - Corporate
                                                      Planning & Development
Michael T. Van Grinsven                              Assistant Director - Field Services & Support
Mary Beth Van Groll                                  Vice President - Information Systems
Gloria J. Venski                                     Associate Director - Disability Income
Natalie J. Versnik                                   Assistant Director - Disability Income

Janine L. Wagner                                     Assistant Director - Information Systems
Harlan M. Wahrman                                    Director - Marketing
Scott E. Wallace                                     Assistant Director - Corporate Planning
Hal W. Walter                                        Vice President - Agency
P. Andrew Ware                                       Vice President - Actuarial
Mary L. Wehrle-Schnell                               Associate Director - Information Systems
Daniel T. Weidner                                    Assistant Director - Information Systems
Joel S. Weiner                                       Assistant Medical Director
Ronald J. Weir                                       Associate Director - Information Systems
Kenneth R. Wentland                                  Assistant Director of Policyowner Services - East
Sandra D. Wesley                                     Associate Director of Special Projects -
                                                        Communications
Catherine A. Wilbert                                 Assistant General Counsel & Assistant Secretary
David L. Wild                                        Director - Corporate Services
Donald R. Wilkinson                                  Vice President - Agency
Becki L. Williams                                    Assistant Director - Life Marketing
Jeffrey B. Williams                                  Corporate Risk Manager
John K. Wilson                                       Director - Disability Income
Scott J. Witt                                        Assistant Actuary
Penelope A. Woodcock                                 Associate Director - Disability Income
Robert J. Wright                                     Industry Trends Officer
Stanford A. Wynn                                     Assistant Director - Advanced Marketing
Conrad C. York                                       Director - Marketing
Catherine M. Young                                   Assistant General Counsel & Assistant Secretary
James A. Youngquist                                  Associate Actuary
John Zao                                             Assistant Director - Information Systems
Diana M. Zawada                                      Associate Director - Controllers
Rick T. Zehner                                       Vice President - Marketing
Patricia A. Zimmermann                               Investment Officer - Treasury & Investment Operations
Ray Zimmermann                                       Director - Field Financial Services
Philip R. Zwieg                                      Vice President of Technical Support - Information
                                                        Systems
Robert E. Zysk                                       Director - Tax and Financial Planning

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant


         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2000, are set forth on pages C-14 and C-15. In addition to the subsidiaries set forth on pages C-14 and C-15, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:


         1.       NML Variable Annuity Account A
         2.       NML Variable Annuity Account B
         3.       NML Variable Annuity Account C
         4.       Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds") shown on page C-14 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                            (AS OF JANUARY 31, 2001)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
    General Account
    NML Variable Annuity Account A
    NML Variable Annuity Account B
    NML Variable Annuity Account C
    NML Group Annuity Separate Account
    NML Variable Life Account
    Eiger Corporation - 100%
    Frank Russell Company and its subsidiaries - 100%
    Bradford, Inc. - 100%
    NML/Tallahassee, Inc. - 100%
    Northwestern Investment Management Company, LLC - 100%
    Northwestern Mutual Las Vegas, Inc. - 100%
    Northwestern Long Term Care Insurance Company - 100%
    Northwestern International Holdings, Inc. - 100%
    Northwestern Foreign Holdings B.V. - 100%
    Saskatoon Centre, Limited - 100% (inactive)
    Estate Strategies Group, LLC - 100%
    Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100%
    Russell Insurance Funds (and its 5 funds) - 74%
    Mason Street Funds, Inc. (and its 11 funds) - 65%
    MGIC Investment Corporation - 11%. MGIC holds 100% of the voting stock of the following:
      Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
    Baird Financial Corporation - 80%. Baird Financial Corporation holds 80% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
    Northwestern Mutual Investment Services, LLC - 100%
    Northwestern Reinsurance Holdings N.V. - 100%
    NML - CBO, LLC - 49%



NML REAL ESTATE HOLDINGS, LLC - 100%
The Grand Avenue Corporation - 98.54%           Mitchell, Inc. - 100%
Marina Pacific, Ltd. - 100%                     Cass Corporation - 100%
Solar Resources, Inc. - 100%                    Burgundy, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)           Amber, Inc. - 100%
Summit Sports, Inc. - 100% (inactive)           Olive, Inc. - 100%
Greenway Sports, Inc. - 100% (inactive)         Bayridge, Inc. - 100%
RE Corporation - 100%                           Ryan, Inc. - 100%
INV Corp. - 100%                                Pembrook, Inc. - 100%
Buffalo Promotions, Inc. - 100% (inactive)      PBClub, Inc. - 100%
NW Greenway #1 - 100% (inactive)                Diversey, Inc. - 100%
NW Greenway #9 - 100% (inactive)                Larkin, Inc. - 100% (inactive)
Logan, Inc. - 100%                              Russet, Inc. - 100% (inactive)
Green Room Properties, LLC - 100%               Summerhill Property, LLC - 100%
Summerhill Management, LLC - 100%               New Arcade, LLC - 100%
New Arcade Parking, LLC - 100%                  Summit Mall, LLC - 100%


* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                            (AS OF JANUARY 31, 2001)


NML SECURITIES HOLDINGS, LLC-100%

    NW Pipeline, Inc. - 100%                                       Kristina International Sales, Inc. - 100%
    Painted Rock Development Corporation - 100%                    NML/Mid Atlantic, Inc. - 100%
    NML Development Corporation - 100%                             KerryAnne International Sales, Inc. - 100%
    Stadium and Arena Management, Inc. - 100%                      Regina International Sales, Inc. - 100%
    Carlisle Ventures, Inc. - 100%                                 Maroon, Inc. - 100%
    Park Forest Northeast, Inc. - 100%                             Coral, Inc. - 100%
    Travers International Sales, Inc. - 100%                       Lydell, Inc. - 100%
    Highbrook International Sales, Inc. - 100%                     Klode, Inc. - 100%
    Elderwood International Sales, Inc. - 100%                     Chateau, Inc. - 100% (inactive)
    Mallon International Sales, Inc. - 100%                        Lake Bluff, Inc. - 100% (inactive)
    Higgins, Inc. - 100%                                           Nicolet, Inc. - 100% (inactive)
    Hobby, Inc. - 100%                                             Tupelo, Inc. - 100% (inactive)
    Baraboo, Inc. - 100%                                           NML Buffalo Agency, Inc. - 100%
    Elizabeth International Sales, Inc. - 100%
    Sean International Sales, Inc. - 100%
    Alexandra International Sales, Inc. - 100%
    Brian International Sales, Inc. - 100%
    Jack International Sales, Inc. - 100%
    Brendan International Sales, Inc. - 100%
    Justin International FSC, Inc. - 100%
    Mason & Marshall, Inc. - 100%
    North Van Buren, Inc. - 100%
    Northwestern Mutual Life
      International, Inc. - 100%
    White Oaks, Inc. - 100%
    Hazel, Inc. - 100%



* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

Item 27. Number of Contract Owners

         As of March 31, 2001, the number of contract owners of NML Variable Annuity Account C was 646. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed herein as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the broker-dealer company of Northwestern Mutual, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b)      The directors and officers of NMIS are as follows:



Name                                                           Position
----                                                           --------

Ronald C. Alberts                                    Vice President--Fixed Income Securities
Maria J. Avila                                       Assistant Treasurer
William H. Beckley                                   Director and Executive Vice President, Sales
John M. Bremer                                       Director
Peter W. Bruce                                       Director
Thomas A. Carroll                                    Vice President Common Stocks
Walter J. Chossek                                    Treasurer
Eric P. Christophersen                               Senior Vice President
Timothy S. Collins                                   Vice President--Fixed Income Securities
Barbara E. Courtney                                  Assistant Treasurer
Jefferson V. DeAngelis                               Vice President--Fixed Income Securities
Mark G. Doll                                         Executive Vice President, Investment Advisory Services
James R. Eben                                        Assistant Secretary
Phillip B. Franczyk                                  Vice President, Agency Development
Richard L. Hall                                      Vice President, Variable Life Insurance
Laila V. Hick                                        Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Diane B. Horn                                        Senior Vice President and Chief Compliance
                                                        Officer
Margaret A. Humphrey                                 Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Mark A. Kaprelian                                    Secretary
Beatrice C. Kmiec                                    Assistant Vice President, Variable Life Administration
Steven J. LaFore                                     Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Allan  J. McDonell                                   Vice President, Compliance
Varun Mehta                                          Vice President--Fixed Income Securities
Leon W. Nesbitt                                      Vice President, Agency Development



Richard R. Richter                                   Vice President, Agency Development
                                                        (upon NASD qualification)
Lora A. Rosenbaum                                    Executive Vice President, Compliance and
                                                        Best Practices
Ignatius L. Smetek                                   Vice President Common Stocks
Leonard F. Stecklein                                 Vice President, Variable Annuities
Steven P. Swanson                                    Vice President
Carla A. Thoke                                       Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Rene T. Thompson                                     Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
J. Edward Tippetts                                   Vice President, Sales Support
Julie Van Cleave                                     Vice President Common Stocks
Partricia L. Van Kampen                              Vice President Common Stocks
William R. Walker                                    Vice President
Hal W. Walter                                        Vice President, Agency Development
David B. Wescoe                                      President, CEO and Director
Donald R. Wilkinson                                  Vice President, Agency Development
Robert J. Ziegler                                    Assistant Treasurer
Edward J. Zore                                       Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 2000 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $136,864 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

         As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 27th day of April, 2001.


                                                              NML VARIABLE ANNUITY ACCOUNT C
                                                              (Registrant)

                                                              By THE NORTHWESTERN MUTUAL LIFE
                                                                  INSURANCE COMPANY
                                                                  (Depositor)


Attest: JOHN M. BREMER                                        By: JAMES D. ERICSON
       ------------------------------------------                -------------------------------------------------
        John M. Bremer, Senior Executive Vice                     James D. Ericson, Chairman
        President and Secretary                                   and Chief Executive Officer


         As required by the Securities Act of 1933, this Amended Registration
Statement has been signed by the Depositor on the 27th day of April, 2001.

                                                              THE NORTHWESTERN MUTUAL LIFE
                                                              INSURANCE COMPANY
                                                              (Depositor)


Attest: JOHN M. BREMER                                        By: JAMES D. ERICSON
       ------------------------------------------                -------------------------------------------------
        John M. Bremer, Senior Executive Vice                     James D. Ericson, Chairman
        President and Secretary                                   and Chief Executive Officer


         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:




Signature                                   Title
---------                                   -----

                                            Trustee, Chairman and
JAMES D. ERICSON                            Principal Executive
------------------                          Officer
James D. Ericson
                                                                                        Dated
                                                                                        April 27, 2001
GARY A. POLINER                             Senior Vice President and
----------------------------------------    Principal Financial Officer
Gary A. Poliner


GARY E. LONG                                Vice President, Controller
----------------------------------------    and Principal Accounting
Gary E. Long                                Officer


HAROLD B. SMITH*                            Trustee
----------------------------------------
Harold B. Smith





J. THOMAS LEWIS*                            Trustee
------------------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                    Trustee
------------------------------------------
Patricia Albjerg Graham*


R. QUINTUS ANDERSON*                        Trustee
------------------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                          Trustee
------------------------------------------
Stephen F. Keller


PIERRE S. du PONT*                          Trustee
------------------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                             Trustee                             Dated
------------------------------------------                                      April 27, 2001
J. E. Gallegos


KATHRYN D. WRISTON*                         Trustee
------------------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                          Trustee
------------------------------------------
Barry L. Williams


GORDON T. BEAHAM III*                       Trustee
------------------------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*                   Trustee
------------------------------------------
Daniel F. McKeithan, Jr.


EDWARD E. BARR*                             Trustee
------------------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                         Trustee
------------------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*                     Trustee
------------------------------------------
Sherwood H. Smith, Jr.




H. MASON SIZEMORE, JR.*                     Trustee
-----------------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                        Trustee
-----------------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                        Trustee                             Dated
-----------------------------------------                                       April 27, 2001
George A. Dickerman


GUY A. OSBORN*                              Trustee
-----------------------------------------
Guy A. Osborn


JOHN E. STEURI*                             Trustee
-----------------------------------------
John E. Steuri


STEPHEN N. GRAFF*                           Trustee
-----------------------------------------
Stephen N. Graff


BARBARA A. KING*                            Trustee
-----------------------------------------
Barbara A. King


-----------------------------------------   Trustee
Timothy D. Proctor


PETER M. SOMMERHAUSER*                      Trustee
-----------------------------------------
Peter M. Sommerhauser


EDWARD J. ZORE*                             Trustee
-----------------------------------------
Edward J. Zore


-----------------------------------------   Trustee
James P. Hackett


*By:  JAMES D. ERICSON
    --------------------------------------
     James D. Ericson, Attorney in Fact,
     pursuant to the Power of Attorney
     attached hereto


                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Edward J. Zore, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2000 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 26th day of July, 2000.


                                       R. QUINTUS ANDERSON            Trustee
                                       -------------------------------
                                       R. Quintus Anderson




                                       EDWARD E. BARR                 Trustee
                                       -------------------------------
                                       Edward E. Barr




                                       GORDON T. BEAHAM III           Trustee
                                       -------------------------------
                                       Gordon T. Beaham III




                                       ROBERT C. BUCHANAN             Trustee
                                       -------------------------------
                                       Robert C. Buchanan




                                       GEORGE A. DICKERMAN            Trustee
                                       -------------------------------
                                       George A. Dickerman




                                       PIERRE S. du PONT              Trustee
                                       -------------------------------
                                       Pierre S. du Pont

                                        JAMES D. ERICSON               Trustee
                                        -------------------------------
                                        James D. Ericson




                                        J. E. GALLEGOS                 Trustee
                                        -------------------------------
                                        J. E. Gallegos




                                        STEPHEN N. GRAFF               Trustee
                                        -------------------------------
                                        Stephen N. Graff




                                        PATRICIA ALBJERG GRAHAM        Trustee
                                        -------------------------------
                                        Patricia Albjerg Graham




                                        STEPHEN F. KELLER              Trustee
                                        -------------------------------
                                        Stephen F. Keller




                                        BARBARA A. KING                Trustee
                                        -------------------------------
                                        Barbara A. King




                                        J. THOMAS LEWIS                Trustee
                                        -------------------------------
                                        J. Thomas Lewis




                                        DANIEL F. McKEITHAN, JR.       Trustee
                                        -------------------------------
                                        Daniel F. McKeithan, Jr.




                                        GUY A. OSBORN                  Trustee
                                        -------------------------------
                                        Guy A. Osborn




                                                                       Trustee
                                        -------------------------------
                                        Timothy D. Proctor




                                        H. MASON SIZEMORE, JR.         Trustee
                                        -------------------------------
                                        H. Mason Sizemore, Jr.

                                        HAROLD B. SMITH                Trustee
                                        -------------------------------
                                        Harold B. Smith




                                        SHERWOOD H. SMITH, JR.         Trustee
                                        -------------------------------
                                        Sherwood H. Smith, Jr.




                                        PETER M. SOMMERHAUSER          Trustee
                                        -------------------------------
                                        Peter M. Sommerhauser




                                        JOHN E. STEURI                 Trustee
                                        -------------------------------
                                        John E. Steuri




                                        JOHN J. STOLLENWERK            Trustee
                                        -------------------------------
                                        John J. Stollenwerk




                                        BARRY L. WILLIAMS              Trustee
                                        -------------------------------
                                        Barry L. Williams




                                        KATHRYN D. WRISTON             Trustee
                                        -------------------------------
                                        Kathryn D. Wriston




                                        EDWARD J. ZORE                 Trustee
                                        -------------------------------
                                        Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 21 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT C




         Exhibit Number                              Exhibit Name
         --------------                              ------------

         Exhibit B(10)                               Consent of PricewaterhouseCoopers LLP
